UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05188

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	03-31-2011

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

VP Balanced Fund

March 31, 2011

VP Balanced – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares/Principal Amount	Value
COMMON STOCKS — 60.1%
AEROSPACE & DEFENSE — 1.0%
General Dynamics Corp.	9,112	$ 697,615
Raytheon Co.	10,258	521,824
		1,219,439
AIR FREIGHT & LOGISTICS — 0.9%
United Parcel Service, Inc., Class B	14,333	1,065,229
AUTO COMPONENTS — 0.5%
Magna International, Inc.	2,436	116,709
TRW Automotive Holdings Corp.(1)	9,090	500,677
		617,386
AUTOMOBILES — 0.2%
Ford Motor Co.(1)	16,663	248,445
BEVERAGES — 1.0%
Coca-Cola Co. (The)	6,484	430,213
Coca-Cola Enterprises, Inc.	2,561	69,915
Dr Pepper Snapple Group, Inc.	14,156	526,037
PepsiCo, Inc.	1,884	121,349
		1,147,514
BIOTECHNOLOGY — 1.3%
Amgen, Inc.(1)	9,158	489,495
Biogen Idec, Inc.(1)	9,850	722,892
Cephalon, Inc.(1)	4,149	314,411
		1,526,798
CAPITAL MARKETS — 1.3%
Franklin Resources, Inc.	1,866	233,399
Goldman Sachs Group, Inc. (The)	445	70,519
Legg Mason, Inc.	17,412	628,399
Morgan Stanley	24,790	677,263
		1,609,580
CHEMICALS — 1.1%
Monsanto Co.	3,865	279,285
OM Group, Inc.(1)	936	34,201
PPG Industries, Inc.	7,901	752,254
W.R. Grace & Co.(1)	5,541	212,165
		1,277,905
COMMERCIAL BANKS — 1.6%
PNC Financial Services Group, Inc.	4,773	300,651
U.S. Bancorp.	8,610	227,562
Wells Fargo & Co.	45,464	1,441,209
		1,969,422
COMMUNICATIONS EQUIPMENT — 0.6%
Cisco Systems, Inc.	6,888	118,129
Harris Corp.	9,075	450,120
Research In Motion Ltd.(1)	2,133	120,664
		688,913
COMPUTERS & PERIPHERALS — 2.7%
Apple, Inc.(1)	4,188	1,459,309
Dell, Inc.(1)	45,623	661,990

VP Balanced – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares/Principal Amount	Value
Hewlett-Packard Co.	3,078	$ 126,106
Lexmark International, Inc., Class A(1)	13,436	497,669
Western Digital Corp.(1)	11,494	428,611
		3,173,685
CONSTRUCTION & ENGINEERING — 0.5%
KBR, Inc.	13,968	527,571
URS Corp.(1)	801	36,886
		564,457
CONSUMER FINANCE — 0.5%
American Express Co.	3,133	141,612
Capital One Financial Corp.	2,779	144,397
Cash America International, Inc.	5,704	262,669
		548,678
CONTAINERS & PACKAGING — 0.1%
Crown Holdings, Inc.(1)	1,939	74,807
Graphic Packaging Holding Co.(1)	7,637	41,392
		116,199
DIVERSIFIED CONSUMER SERVICES — 0.4%
Career Education Corp.(1)	867	19,698
ITT Educational Services, Inc.(1)	6,477	467,316
		487,014
DIVERSIFIED FINANCIAL SERVICES — 2.4%
Bank of America Corp.	59,050	787,137
Citigroup, Inc.(1)	152,891	675,778
JPMorgan Chase & Co.	17,859	823,300
McGraw-Hill Cos., Inc. (The)	14,720	579,968
		2,866,183
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.4%
AT&T, Inc.	45,677	1,397,716
Qwest Communications International, Inc.	35,507	242,513
Verizon Communications, Inc.	32,190	1,240,603
		2,880,832
ELECTRIC UTILITIES — 0.6%
Entergy Corp.	7,650	514,157
Exelon Corp.	3,951	162,939
		677,096
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
Corning, Inc.	9,194	189,672
TE Connectivity Ltd.	13,719	477,696
Vishay Intertechnology, Inc.(1)	30,750	545,505
		1,212,873
ENERGY EQUIPMENT & SERVICES — 0.9%
Core Laboratories NV	4,502	459,969
Diamond Offshore Drilling, Inc.	121	9,402
Schlumberger Ltd.	2,681	250,030
SEACOR Holdings, Inc.	3,578	330,822
		1,050,223
FOOD & STAPLES RETAILING — 0.7%
Walgreen Co.	16,732	671,622
Wal-Mart Stores, Inc.	3,141	163,489
		835,111

VP Balanced – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares/Principal Amount	Value
FOOD PRODUCTS — 1.6%
Corn Products International, Inc.	3,709	$ 192,200
Hershey Co. (The)	12,266	666,657
Hormel Foods Corp.	1,457	40,563
Sara Lee Corp.	20,422	360,857
Tyson Foods, Inc., Class A	32,420	622,140
		1,882,417
HEALTH CARE EQUIPMENT & SUPPLIES — 0.2%
Zimmer Holdings, Inc.(1)	4,962	300,350
HEALTH CARE PROVIDERS & SERVICES — 2.0%
AMERIGROUP Corp.(1)	764	49,087
Cardinal Health, Inc.	13,202	542,998
Health Net, Inc.(1)	6,089	199,111
Humana, Inc.(1)	9,048	632,817
Magellan Health Services, Inc.(1)	3,059	150,136
UnitedHealth Group, Inc.	17,911	809,577
		2,383,726
HOTELS, RESTAURANTS & LEISURE — 0.1%
McDonald's Corp.	157	11,946
Starbucks Corp.	2,538	93,779
		105,725
HOUSEHOLD PRODUCTS — 0.9%
Colgate-Palmolive Co.	782	63,154
Procter & Gamble Co. (The)	17,085	1,052,436
		1,115,590
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
AES Corp. (The)(1)	7,434	96,642
NRG Energy, Inc.(1)	8,971	193,235
		289,877
INDUSTRIAL CONGLOMERATES — 2.1%
3M Co.	9,379	876,937
General Electric Co.	79,866	1,601,313
Seaboard Corp.	4	9,652
		2,487,902
INSURANCE — 3.2%
ACE Ltd.	5,403	349,574
Allied World Assurance Co. Holdings Ltd.	6,832	428,298
American Financial Group, Inc.	14,158	495,813
Berkshire Hathaway, Inc., Class B(1)	4,312	360,613
Chubb Corp. (The)	3,575	219,183
Horace Mann Educators Corp.	144	2,419
Loews Corp.	4,499	193,862
Principal Financial Group, Inc.	16,988	545,485
Prudential Financial, Inc.	12,888	793,643
Travelers Cos., Inc. (The)	5,375	319,705
Willis Group Holdings plc	1,910	77,088
		3,785,683
INTERNET & CATALOG RETAIL(2)
Expedia, Inc.	2,774	62,859
INTERNET SOFTWARE & SERVICES — 0.8%
AOL, Inc.(1)	6,342	123,859

VP Balanced – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares/Principal Amount	Value
EarthLink, Inc.	6,539	$ 51,200
Google, Inc., Class A(1)	1,299	761,487
		936,546
IT SERVICES — 2.5%
Accenture plc, Class A	12,040	661,839
Computer Sciences Corp.	6,586	320,936
International Business Machines Corp.	11,002	1,794,096
Visa, Inc., Class A	2,350	173,007
		2,949,878
LEISURE EQUIPMENT & PRODUCTS — 0.5%
Polaris Industries, Inc.	6,603	574,593
MACHINERY — 1.5%
Caterpillar, Inc.	8,469	943,023
Eaton Corp.	2,420	134,165
Parker-Hannifin Corp.	6,513	616,651
Sauer-Danfoss, Inc.(1)	1,081	55,055
		1,748,894
MEDIA — 1.7%
Comcast Corp., Class A	36,089	892,120
DirecTV, Class A(1)	8,938	418,298
Gannett Co., Inc.	257	3,914
Time Warner, Inc.	19,844	708,431
		2,022,763
METALS & MINING — 1.4%
Freeport-McMoRan Copper & Gold, Inc.	15,092	838,361
Newmont Mining Corp.	11,290	616,208
Walter Energy, Inc.	1,579	213,844
		1,668,413
MULTILINE RETAIL — 0.4%
Target Corp.	9,432	471,694
MULTI-UTILITIES — 0.6%
DTE Energy Co.	455	22,277
Integrys Energy Group, Inc.	12,926	652,892
		675,169
OIL, GAS & CONSUMABLE FUELS — 6.7%
Canadian Natural Resources Ltd.	11,058	546,597
Chevron Corp.	17,187	1,846,399
ConocoPhillips	15,609	1,246,535
Exxon Mobil Corp.	28,278	2,379,028
Murphy Oil Corp.	8,125	596,538
Occidental Petroleum Corp.	9,747	1,018,464
Sunoco, Inc.	4,250	193,758
Williams Cos., Inc. (The)	4,685	146,078
		7,973,397
PAPER & FOREST PRODUCTS — 0.4%
Domtar Corp.	5,592	513,234
PERSONAL PRODUCTS — 0.3%
Estee Lauder Cos., Inc. (The), Class A	4,077	392,860
PHARMACEUTICALS — 3.6%
Abbott Laboratories	12,475	611,899
Bristol-Myers Squibb Co.	8,657	228,804

VP Balanced – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares/Principal Amount	Value
Eli Lilly & Co.	22,185	$ 780,246
Forest Laboratories, Inc.(1)	15,659	505,786
Johnson & Johnson	24,912	1,476,036
Merck & Co., Inc.	4,892	161,485
Pfizer, Inc.	23,754	482,444
		4,246,700
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.4%
Rayonier, Inc.	6,605	411,558
Simon Property Group, Inc.	603	64,617
		476,175
ROAD & RAIL — 0.7%
CSX Corp.	8,956	703,942
Norfolk Southern Corp.	2,360	163,477
		867,419
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.9%
Applied Materials, Inc.	986	15,401
Intel Corp.	57,352	1,156,790
LSI Corp.(1)	64,968	441,782
Micron Technology, Inc.(1)	35,661	408,675
Teradyne, Inc.(1)	13,312	237,087
		2,259,735
SOFTWARE — 1.9%
Electronic Arts, Inc.(1)	3,098	60,504
Intuit, Inc.(1)	4,156	220,684
Microsoft Corp.	62,576	1,586,927
Oracle Corp.	8,866	295,858
Symantec Corp.(1)	6,277	116,376
		2,280,349
SPECIALTY RETAIL — 1.3%
Advance Auto Parts, Inc.	363	23,820
AutoZone, Inc.(1)	2,031	555,600
Bed Bath & Beyond, Inc.(1)	6,266	302,460
Best Buy Co., Inc.	3,698	106,207
Limited Brands, Inc.	3,124	102,717
Ross Stores, Inc.	1,187	84,419
Williams-Sonoma, Inc.	9,887	400,424
		1,575,647
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
VF Corp.	5,274	519,647
TOBACCO — 1.1%
Philip Morris International, Inc.	19,294	1,266,265
TOTAL COMMON STOCKS
(Cost $57,040,037)		71,616,489
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) — 10.9%
FHLMC, 7.00%, 11/1/13(4)	$ 15,407	16,289
FHLMC, 6.50%, 6/1/16(4)	43,093	46,910
FHLMC, 6.50%, 6/1/16(4)	43,169	46,966
FHLMC, 4.50%, 1/1/19(4)	363,684	384,529
FHLMC, 6.50%, 1/1/28(4)	14,579	16,479
FHLMC, 6.50%, 6/1/29(4)	11,116	12,564

VP Balanced – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares/Principal Amount	Value
FHLMC, 8.00%, 7/1/30(4)	$ 12,393	$ 14,645
FHLMC, 5.50%, 12/1/33(4)	414,048	444,512
FHLMC, 5.50%, 1/1/38(4)	180,264	192,907
FHLMC, 6.00%, 8/1/38	131,972	143,826
FHLMC, 6.50%, 7/1/47(4)	20,111	22,427
FNMA, 6.50%, 11/1/11(4)	1,204	1,227
FNMA, 6.00%, 4/1/13(4)	1,916	2,087
FNMA, 6.00%, 4/1/13(4)	3,324	3,621
FNMA, 6.00%, 5/1/13(4)	578	630
FNMA, 6.50%, 6/1/13(4)	447	489
FNMA, 6.50%, 6/1/13(4)	5,788	6,337
FNMA, 6.00%, 7/1/13(4)	1,553	1,692
FNMA, 6.00%, 1/1/14(4)	25,868	28,176
FNMA, 4.50%, 5/1/19(4)	161,439	170,541
FNMA, 4.50%, 5/1/19(4)	201,840	213,220
FNMA, 6.50%, 1/1/28(4)	6,232	7,050
FNMA, 7.00%, 1/1/28(4)	7,343	8,482
FNMA, 6.50%, 1/1/29(4)	29,392	33,254
FNMA, 7.50%, 7/1/29(4)	51,445	59,731
FNMA, 7.50%, 9/1/30(4)	12,455	14,457
FNMA, 6.50%, 1/1/32(4)	31,726	35,895
FNMA, 5.50%, 6/1/33(4)	223,099	240,098
FNMA, 5.50%, 8/1/33(4)	249,436	268,442
FNMA, 5.00%, 11/1/33(4)	970,023	1,021,466
FNMA, 5.50%, 1/1/34(4)	383,351	413,370
FNMA, 4.50%, 9/1/35(4)	675,361	691,947
FNMA, 5.00%, 2/1/36(4)	931,678	979,487
FNMA, 5.50%, 1/1/37	1,602,428	1,721,020
FNMA, 5.50%, 2/1/37(4)	230,227	246,762
FNMA, 6.00%, 7/1/37	1,306,365	1,426,159
FNMA, 6.50%, 8/1/37(4)	221,794	246,811
FNMA, 4.00%, 1/1/41	1,115,709	1,098,870
FNMA, 4.50%, 2/1/41	494,181	502,920
FNMA, 6.50%, 6/1/47(4)	17,293	19,205
FNMA, 6.50%, 8/1/47(4)	50,532	56,122
FNMA, 6.50%, 8/1/47(4)	69,994	77,736
FNMA, 6.50%, 9/1/47(4)	5,891	6,542
FNMA, 6.50%, 9/1/47(4)	47,873	53,168
FNMA, 6.50%, 9/1/47(4)	52,318	58,105
FNMA, 6.50%, 9/1/47(4)	97,768	108,582
GNMA, 7.00%, 4/20/26(4)	35,698	41,006
GNMA, 7.50%, 8/15/26(4)	20,575	23,892
GNMA, 7.00%, 2/15/28(4)	5,527	6,394
GNMA, 7.50%, 2/15/28(4)	9,325	10,851
GNMA, 6.50%, 5/15/28(4)	2,768	3,135
GNMA, 6.50%, 5/15/28(4)	2,952	3,344
GNMA, 7.00%, 12/15/28(4)	10,365	11,991
GNMA, 7.00%, 5/15/31(4)	65,007	75,293

VP Balanced – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares/Principal Amount	Value
GNMA, 5.50%, 11/15/32(4)	$ 277,192	$ 301,995
GNMA, 4.00%, 1/20/41	1,404,693	1,404,327
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $12,386,851)		13,047,983
CORPORATE BONDS — 10.5%
AEROSPACE & DEFENSE — 0.1%
Lockheed Martin Corp., 4.25%, 11/15/19(4)	30,000	30,266
United Technologies Corp., 6.05%, 6/1/36(4)	134,000	149,533
		179,799
BEVERAGES — 0.1%
Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19	70,000	82,716
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16(4)	10,000	9,909
PepsiCo, Inc., 4.875%, 11/1/40(4)	20,000	18,791
		111,416
CAPITAL MARKETS — 0.8%
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17(4)	90,000	101,104
Credit Suisse (New York), 5.00%, 5/15/13(4)	110,000	117,423
Deutsche Bank AG (London), 3.875%, 8/18/14(4)	50,000	52,126
Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16(4)	100,000	98,990
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(4)	50,000	58,093
Goldman Sachs Group, Inc. (The), 6.25%, 2/1/41(4)	20,000	19,984
Jefferies Group, Inc., 8.50%, 7/15/19(4)	30,000	35,402
Korea Development Bank, 3.25%, 3/9/16(4)	20,000	19,633
Korea Development Bank, 4.00%, 9/9/16(4)	20,000	20,233
Morgan Stanley, 4.20%, 11/20/14(4)	100,000	103,213
Morgan Stanley, 6.625%, 4/1/18(4)	120,000	131,857
Morgan Stanley, 5.625%, 9/23/19(4)	100,000	102,168
Morgan Stanley, 5.75%, 1/25/21(4)	60,000	60,580
UBS AG (Stamford Branch), 2.25%, 8/12/13(4)	30,000	30,287
UBS AG (Stamford Branch), 2.25%, 1/28/14(4)	20,000	20,035
		971,128
CHEMICALS — 0.2%
CF Industries, Inc., 6.875%, 5/1/18	50,000	56,250
Dow Chemical Co. (The), 5.90%, 2/15/15(4)	30,000	33,236
Dow Chemical Co. (The), 2.50%, 2/15/16(4)	30,000	28,890
Rohm & Haas Co., 5.60%, 3/15/13(4)	70,000	75,223
		193,599
COMMERCIAL BANKS — 0.6%
BB&T Corp., 5.70%, 4/30/14(4)	40,000	44,160
BB&T Corp., 3.20%, 3/15/16	40,000	39,700
BNP Paribas, 3.60%, 2/23/16(4)	30,000	30,031
Fifth Third Bancorp., 6.25%, 5/1/13(4)	50,000	54,230
HSBC Bank plc, 3.50%, 6/28/15(4)(5)	40,000	40,496
HSBC Holdings plc, 5.10%, 4/5/21(6)	20,000	20,110
HSBC Holdings plc, 6.80%, 6/1/38(4)	20,000	21,009
Huntington Bancshares, Inc., 7.00%, 12/15/20(4)	10,000	11,044
Lloyds TSB Bank plc, 4.875%, 1/21/16(4)	30,000	30,929
PNC Bank N.A., 6.00%, 12/7/17(4)	80,000	88,553
PNC Funding Corp., 4.25%, 9/21/15(4)	10,000	10,510
Royal Bank of Scotland plc (The), 3.95%, 9/21/15	40,000	40,024

VP Balanced – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares/Principal Amount	Value
SunTrust Banks, Inc., 3.60%, 4/15/16(4)	$ 11,000	$ 10,932
U.S. Bancorp., 3.44%, 2/1/16	30,000	29,889
Wachovia Bank N.A., 4.80%, 11/1/14(4)	110,000	117,107
Wachovia Bank N.A., 4.875%, 2/1/15(4)	32,000	34,060
Wells Fargo & Co., 3.68%, 6/15/16(4)	30,000	30,162
Wells Fargo & Co., 4.60%, 4/1/21(4)	40,000	39,572
		692,518
COMMERCIAL SERVICES & SUPPLIES — 0.1%
Corrections Corp. of America, 6.25%, 3/15/13(4)	70,000	70,000
Republic Services, Inc., 5.50%, 9/15/19(4)	30,000	32,207
Waste Management, Inc., 6.125%, 11/30/39(4)	30,000	31,244
		133,451
COMMUNICATIONS EQUIPMENT(2)
Cisco Systems, Inc., 5.90%, 2/15/39(4)	20,000	20,825
CONSUMER FINANCE — 0.3%
American Express Co., 7.25%, 5/20/14(4)	140,000	159,219
American Honda Finance Corp., 2.50%, 9/21/15(4)(5)	60,000	58,936
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(4)(5)	10,000	10,213
SLM Corp., 5.00%, 10/1/13(4)	40,000	41,392
SLM Corp., 6.25%, 1/25/16(4)	30,000	31,307
		301,067
CONTAINERS & PACKAGING — 0.1%
Ball Corp., 7.125%, 9/1/16(4)	40,000	43,950
Ball Corp., 6.75%, 9/15/20(4)	30,000	31,500
		75,450
DIVERSIFIED FINANCIAL SERVICES — 1.2%
Arch Western Finance LLC, 6.75%, 7/1/13(4)	14,000	14,210
Bank of America Corp., 6.50%, 8/1/16(4)	130,000	143,808
Bank of America Corp., 5.75%, 12/1/17(4)	40,000	42,141
Bank of America N.A., 5.30%, 3/15/17(4)	224,000	230,022
Citigroup, Inc., 6.00%, 12/13/13(4)	80,000	86,975
Citigroup, Inc., 6.01%, 1/15/15(4)	80,000	87,413
Citigroup, Inc., 4.75%, 5/19/15	20,000	20,952
Citigroup, Inc., 6.125%, 5/15/18(4)	140,000	152,666
Citigroup, Inc., 8.50%, 5/22/19(4)	30,000	37,028
General Electric Capital Corp., 3.75%, 11/14/14(4)	50,000	52,081
General Electric Capital Corp., 2.25%, 11/9/15(4)	50,000	48,002
General Electric Capital Corp., 5.625%, 9/15/17(4)	140,000	151,921
General Electric Capital Corp., 4.375%, 9/16/20(4)	30,000	29,165
General Electric Capital Corp., 4.625%, 1/7/21(4)	40,000	39,408
General Electric Capital Corp., 5.30%, 2/11/21(4)	20,000	20,321
JPMorgan Chase & Co., 3.70%, 1/20/15(4)	20,000	20,566
JPMorgan Chase & Co., 3.45%, 3/1/16	20,000	19,915
JPMorgan Chase & Co., 6.00%, 1/15/18(4)	180,000	197,335
		1,393,929
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
Alltel Corp., 7.875%, 7/1/32(4)	30,000	38,863
AT&T, Inc., 6.80%, 5/15/36(4)	110,000	117,912
AT&T, Inc., 6.55%, 2/15/39(4)	30,000	31,345
British Telecommunications plc, 5.95%, 1/15/18(4)	20,000	22,075
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18(4)	60,000	77,130

VP Balanced – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares/Principal Amount	Value
CenturyLink, Inc., 6.15%, 9/15/19(4)	$ 30,000	$ 31,519
CenturyLink, Inc., 7.60%, 9/15/39(4)	30,000	32,210
Deutsche Telekom International Finance BV, 6.75%, 8/20/18(4)	30,000	35,422
Embarq Corp., 7.08%, 6/1/16(4)	5,000	5,685
Qwest Corp., 7.875%, 9/1/11(4)	30,000	30,900
Qwest Corp., 7.50%, 10/1/14(4)	60,000	68,850
Telecom Italia Capital SA, 6.175%, 6/18/14(4)	90,000	96,613
Telecom Italia Capital SA, 7.00%, 6/4/18(4)	30,000	32,639
Telecom Italia Capital SA, 7.175%, 6/18/19(4)	20,000	21,875
Telefonica Emisiones SAU, 5.88%, 7/15/19(4)	100,000	105,219
Telefonica Emisiones SAU, 5.46%, 2/16/21	40,000	40,536
Verizon Communications, Inc., 7.35%, 4/1/39(4)	40,000	46,738
Windstream Corp., 7.875%, 11/1/17(4)	50,000	53,875
		889,406
ELECTRIC UTILITIES — 0.3%
Carolina Power & Light Co., 5.15%, 4/1/15(4)	37,000	40,428
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17(4)	18,000	19,137
Duke Energy Corp., 3.95%, 9/15/14(4)	40,000	41,946
Edison International, 3.75%, 9/15/17(4)	40,000	39,358
FirstEnergy Solutions Corp., 6.05%, 8/15/21(4)	80,000	82,954
Florida Power Corp., 6.35%, 9/15/37(4)	70,000	78,460
Southern California Edison Co., 5.625%, 2/1/36(4)	22,000	22,827
		325,110
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16(4)	70,000	79,800
Jabil Circuit, Inc., 5.625%, 12/15/20(4)	20,000	19,975
		99,775
ENERGY EQUIPMENT & SERVICES — 0.2%
Ensco plc, 3.25%, 3/15/16(4)	30,000	29,884
Transocean, Inc., 6.50%, 11/15/20(4)	30,000	33,098
Weatherford International Ltd., 9.625%, 3/1/19(4)	100,000	127,389
		190,371
FOOD & STAPLES RETAILING — 0.4%
CVS Caremark Corp., 6.60%, 3/15/19(4)	100,000	114,741
Kroger Co. (The), 6.40%, 8/15/17(4)	50,000	57,532
Wal-Mart Stores, Inc., 5.875%, 4/5/27(4)	138,000	151,912
Wal-Mart Stores, Inc., 6.20%, 4/15/38(4)	60,000	66,098
Wal-Mart Stores, Inc., 5.625%, 4/1/40(4)	90,000	92,082
Wal-Mart Stores, Inc., 5.00%, 10/25/40(4)	50,000	46,678
		529,043
FOOD PRODUCTS — 0.2%
Archer Daniels Midland Co., 5.77%, 3/1/41(6)	30,000	30,827
Kellogg Co., 4.45%, 5/30/16(4)	50,000	53,543
Kraft Foods, Inc., 6.00%, 2/11/13(4)	20,000	21,636
Kraft Foods, Inc., 5.375%, 2/10/20(4)	50,000	52,806
Kraft Foods, Inc., 6.50%, 2/9/40(4)	35,000	37,509
Mead Johnson Nutrition Co., 3.50%, 11/1/14(4)	30,000	31,069
		227,390
GAS UTILITIES — 0.1%
CenterPoint Energy Resources Corp., 6.125%, 11/1/17(4)	70,000	77,688

VP Balanced – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares/Principal Amount	Value
CenterPoint Energy Resources Corp., 6.25%, 2/1/37(4)	$ 100,000	$ 101,940
		179,628
HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Baxter International, Inc., 5.90%, 9/1/16(4)	40,000	46,067
Covidien International Finance SA, 1.875%, 6/15/13(4)	40,000	40,377
		86,444
HEALTH CARE PROVIDERS & SERVICES — 0.2%
Express Scripts, Inc., 5.25%, 6/15/12(4)	60,000	62,872
Express Scripts, Inc., 7.25%, 6/15/19(4)	90,000	107,513
Medco Health Solutions, Inc., 7.25%, 8/15/13(4)	60,000	67,190
WellPoint, Inc., 5.80%, 8/15/40(4)	10,000	9,867
		247,442
HOTELS, RESTAURANTS & LEISURE — 0.1%
McDonald's Corp., 5.35%, 3/1/18(4)	50,000	55,993
Wyndham Worldwide Corp., 6.00%, 12/1/16(4)	10,000	10,596
Yum! Brands, Inc., 5.30%, 9/15/19(4)	40,000	42,443
		109,032
HOUSEHOLD DURABLES — 0.1%
Jarden Corp., 8.00%, 5/1/16	50,000	54,938
Toll Brothers Finance Corp., 6.75%, 11/1/19(4)	30,000	30,992
		85,930
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS(2)
Exelon Generation Co. LLC, 5.20%, 10/1/19(4)	40,000	40,561
INDUSTRIAL CONGLOMERATES — 0.1%
General Electric Co., 5.00%, 2/1/13(4)	42,000	44,741
General Electric Co., 5.25%, 12/6/17(4)	70,000	76,222
		120,963
INSURANCE — 0.5%
Allstate Corp. (The), 7.45%, 5/16/19	40,000	47,528
American International Group, Inc., 3.65%, 1/15/14	20,000	20,352
American International Group, Inc., 5.85%, 1/16/18(4)	60,000	62,617
American International Group, Inc., 8.25%, 8/15/18(4)	20,000	23,436
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21(4)	30,000	30,001
CNA Financial Corp., 5.875%, 8/15/20(4)	20,000	20,658
CNA Financial Corp., 5.75%, 8/15/21	10,000	10,242
Genworth Financial, Inc., 7.20%, 2/15/21(4)	20,000	19,870
Hartford Financial Services Group, Inc., 4.00%, 3/30/15(4)	50,000	50,731
Hartford Financial Services Group, Inc., 6.30%, 3/15/18(4)	20,000	21,463
Lincoln National Corp., 6.25%, 2/15/20(4)	40,000	44,109
MetLife Global Funding I, 5.125%, 4/10/13(4)(5)	50,000	53,353
MetLife, Inc., 6.75%, 6/1/16(4)	60,000	69,321
New York Life Global Funding, 4.65%, 5/9/13(4)(5)	40,000	42,592
Prudential Financial, Inc., 7.375%, 6/15/19(4)	30,000	35,235
Prudential Financial, Inc., 5.40%, 6/13/35(4)	80,000	75,118
		626,626
INTERNET SOFTWARE & SERVICES(2)
eBay, Inc., 3.25%, 10/15/20(4)	20,000	18,304
MACHINERY — 0.1%
Deere & Co., 5.375%, 10/16/29(4)	60,000	63,556
MEDIA — 0.8%
CBS Corp., 4.30%, 2/15/21(4)	50,000	47,280

VP Balanced – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares/Principal Amount	Value
Comcast Corp., 5.90%, 3/15/16(4)	$ 44,000	$ 48,935
Comcast Corp., 5.70%, 5/15/18(4)	40,000	43,564
Comcast Corp., 6.40%, 5/15/38(4)	60,000	61,251
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14(4)	50,000	53,826
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21(4)	50,000	50,211
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17(4)	70,000	83,650
Lamar Media Corp., 9.75%, 4/1/14(4)	40,000	46,400
NBCUniversal Media LLC, 5.15%, 4/30/20(4)(5)	20,000	20,620
NBCUniversal Media LLC, 4.375%, 4/1/21(5)	60,000	57,466
NBCUniversal Media LLC, 5.95%, 4/1/41(5)	20,000	19,231
News America, Inc., 6.90%, 8/15/39(4)	30,000	32,678
Omnicom Group, Inc., 4.45%, 8/15/20(4)	10,000	9,853
Time Warner Cable, Inc., 5.40%, 7/2/12(4)	60,000	63,082
Time Warner Cable, Inc., 6.75%, 7/1/18(4)	80,000	90,929
Time Warner, Inc., 7.70%, 5/1/32(4)	40,000	46,745
Virgin Media Secured Finance plc, 6.50%, 1/15/18(4)	120,000	131,700
Virgin Media Secured Finance plc, 5.25%, 1/15/21(4)(5)	20,000	20,082
		927,503
METALS & MINING — 0.4%
Anglo American Capital plc, 4.45%, 9/27/20(4)(5)	30,000	30,034
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20(4)	45,000	45,674
ArcelorMittal, 9.85%, 6/1/19(4)	90,000	114,248
ArcelorMittal, 5.25%, 8/5/20(4)	30,000	29,360
ArcelorMittal, 5.50%, 3/1/21(4)	30,000	29,582
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17(4)	50,000	55,191
Newmont Mining Corp., 6.25%, 10/1/39(4)	40,000	42,552
Rio Tinto Finance USA Ltd., 3.50%, 11/2/20(4)	30,000	27,986
Teck Resources Ltd., 5.375%, 10/1/15(4)	20,000	21,688
Vale Overseas Ltd., 5.625%, 9/15/19(4)	55,000	57,810
Vale Overseas Ltd., 4.625%, 9/15/20	20,000	19,584
		473,709
MULTILINE RETAIL(2)
Macy's Retail Holdings, Inc., 5.35%, 3/15/12(4)	52,000	53,820
MULTI-UTILITIES — 0.2%
CMS Energy Corp., 4.25%, 9/30/15	20,000	20,132
CMS Energy Corp., 8.75%, 6/15/19(4)	40,000	47,891
Pacific Gas & Electric Co., 5.80%, 3/1/37(4)	28,000	28,379
PG&E Corp., 5.75%, 4/1/14(4)	20,000	21,850
Sempra Energy, 8.90%, 11/15/13(4)	50,000	58,152
Sempra Energy, 6.50%, 6/1/16(4)	30,000	34,233
		210,637
OFFICE ELECTRONICS — 0.1%
Xerox Corp., 5.65%, 5/15/13(4)	20,000	21,537
Xerox Corp., 4.25%, 2/15/15(4)	70,000	73,675
		95,212
OIL, GAS & CONSUMABLE FUELS — 1.2%
Anadarko Petroleum Corp., 6.45%, 9/15/36(4)	70,000	70,127
Apache Corp., 5.25%, 2/1/42(4)	20,000	18,987
BP Capital Markets plc, 3.20%, 3/11/16(4)	30,000	29,847
BP Capital Markets plc, 4.50%, 10/1/20(4)	30,000	29,782
Cenovus Energy, Inc., 4.50%, 9/15/14(4)	40,000	42,942

VP Balanced – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares/Principal Amount	Value
Chesapeake Energy Corp., 7.625%, 7/15/13(4)	$ 20,000	$ 22,500
ConocoPhillips, 5.75%, 2/1/19(4)	60,000	67,926
El Paso Corp., 7.875%, 6/15/12(4)	16,000	17,067
El Paso Corp., 7.25%, 6/1/18(4)	50,000	56,400
Enbridge Energy Partners LP, 6.50%, 4/15/18(4)	30,000	33,976
Enbridge Energy Partners LP, 5.50%, 9/15/40(4)	30,000	28,059
Enterprise Products Operating LLC, 3.70%, 6/1/15(4)	20,000	20,594
Enterprise Products Operating LLC, 6.30%, 9/15/17(4)	110,000	124,022
Enterprise Products Operating LLC, 5.20%, 9/1/20(4)	20,000	20,637
Enterprise Products Operating LLC, 5.95%, 2/1/41(4)	30,000	29,280
EOG Resources, Inc., 5.625%, 6/1/19(4)	40,000	43,914
Hess Corp., 6.00%, 1/15/40(4)	30,000	30,431
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20(4)	60,000	68,765
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39(4)	40,000	41,129
Magellan Midstream Partners LP, 6.55%, 7/15/19(4)	40,000	45,626
Marathon Petroleum Corp., 3.50%, 3/1/16(4)(5)	10,000	10,020
Marathon Petroleum Corp., 6.50%, 3/1/41(4)(5)	10,000	10,137
Motiva Enterprises LLC, 5.75%, 1/15/20(4)(5)	60,000	65,618
Newfield Exploration Co., 6.875%, 2/1/20(4)	50,000	53,000
Noble Energy, Inc., 6.00%, 3/1/41(4)	20,000	20,140
Peabody Energy Corp., 6.50%, 9/15/20(4)	20,000	21,550
Pemex Project Funding Master Trust, 6.625%, 6/15/35(4)	10,000	10,074
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20(4)	30,000	31,065
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	40,000	40,272
Petroleos Mexicanos, 6.00%, 3/5/20(4)	40,000	42,660
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15(4)	20,000	20,612
Plains All American Pipeline LP/PAA Finance Corp., 8.75%, 5/1/19(4)	60,000	75,086
Shell International Finance BV, 3.10%, 6/28/15(4)	30,000	30,736
Suncor Energy, Inc., 6.10%, 6/1/18(4)	46,000	51,972
Talisman Energy, Inc., 7.75%, 6/1/19(4)	60,000	73,253
Williams Partners LP, 5.25%, 3/15/20(4)	30,000	31,315
Williams Partners LP, 4.125%, 11/15/20(4)	20,000	19,051
		1,448,572
PAPER & FOREST PRODUCTS — 0.1%
Georgia-Pacific LLC, 5.40%, 11/1/20(4)(5)	60,000	59,270
International Paper Co., 9.375%, 5/15/19(4)	30,000	38,627
		97,897
PHARMACEUTICALS — 0.3%
Abbott Laboratories, 5.30%, 5/27/40(4)	10,000	9,861
AstraZeneca plc, 5.40%, 9/15/12(4)	55,000	58,595
AstraZeneca plc, 5.90%, 9/15/17(4)	50,000	57,070
Pfizer, Inc., 7.20%, 3/15/39(4)	50,000	62,101
Sanofi-Aventis SA, 4.00%, 3/29/21(4)	21,000	20,669
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14(4)	120,000	129,016
		337,312
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.3%
AMB Property LP, 6.625%, 12/1/19(4)	40,000	44,187
Boston Properties LP, 4.125%, 5/15/21(4)	40,000	38,060
Developers Diversified Realty Corp., 5.375%, 10/15/12(4)	20,000	20,724
Developers Diversified Realty Corp., 4.75%, 4/15/18(4)	30,000	29,194
Digital Realty Trust LP, 5.875%, 2/1/20(4)	20,000	20,882

VP Balanced – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares/Principal Amount	Value
HCP, Inc., 3.75%, 2/1/16(4)	$ 20,000	$ 20,088
HCP, Inc., 5.375%, 2/1/21	50,000	50,513
Host Hotels & Resorts, Inc., 6.00%, 11/1/20(4)	20,000	19,750
Kimco Realty Corp., 6.875%, 10/1/19(4)	20,000	23,344
Simon Property Group LP, 5.10%, 6/15/15(4)	50,000	54,488
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15(4)	35,000	33,949
		355,179
ROAD & RAIL — 0.1%
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41(4)	10,000	9,240
Union Pacific Corp., 5.75%, 11/15/17(4)	100,000	112,178
		121,418
SOFTWARE — 0.1%
Intuit, Inc., 5.75%, 3/15/17(4)	75,000	82,133
Oracle Corp., 5.375%, 7/15/40(4)(5)	90,000	87,916
		170,049
SPECIALTY RETAIL(2)
Staples, Inc., 9.75%, 1/15/14(4)	40,000	48,017
TEXTILES, APPAREL & LUXURY GOODS(2)
Hanesbrands, Inc., 6.375%, 12/15/20(4)	30,000	29,400
TOBACCO(2)
Altria Group, Inc., 10.20%, 2/6/39(4)	10,000	14,229
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
America Movil SAB de CV, 5.00%, 10/16/19(4)	100,000	103,366
American Tower Corp., 4.625%, 4/1/15(4)	50,000	51,879
Rogers Communications, Inc., 6.25%, 6/15/13(4)	55,000	60,596
SBA Telecommunications, Inc., 8.25%, 8/15/19(4)	30,000	33,300
		249,141
TOTAL CORPORATE BONDS
(Cost $11,989,944)		12,544,858
U.S. TREASURY SECURITIES — 9.3%
U.S. Treasury Bonds, 5.50%, 8/15/28(4)	20,000	23,144
U.S. Treasury Bonds, 5.25%, 2/15/29(4)	320,000	360,100
U.S. Treasury Bonds, 5.375%, 2/15/31(4)	420,000	479,915
U.S. Treasury Bonds, 4.75%, 2/15/37(4)	297,000	310,597
U.S. Treasury Bonds, 4.375%, 11/15/39(4)	610,000	596,370
U.S. Treasury Notes, 1.375%, 11/15/12(4)	4,000,000	4,047,344
U.S. Treasury Notes, 1.375%, 5/15/13(4)	300,000	303,116
U.S. Treasury Notes, 2.375%, 8/31/14(4)	750,000	771,387
U.S. Treasury Notes, 1.25%, 9/30/15(4)	410,000	396,035
U.S. Treasury Notes, 2.125%, 12/31/15(4)	1,650,000	1,648,195
U.S. Treasury Notes, 2.25%, 3/31/16	1,500,000	1,499,769
U.S. Treasury Notes, 2.75%, 2/28/18(4)	85,000	84,243
U.S. Treasury Notes, 2.625%, 8/15/20(4)	550,000	515,324
TOTAL U.S. TREASURY SECURITIES
(Cost $11,000,336)		11,035,539
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS — 2.8%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 2.0%
FHLMC, 2.875%, 2/9/15(4)	900,000	931,838
FNMA, 1.00%, 9/23/13	700,000	696,854

VP Balanced – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares/Principal Amount	Value
FNMA, 5.00%, 2/13/17(4)	$ 600,000	$ 670,674
		2,299,366
GOVERNMENT-BACKED CORPORATE BONDS(7) — 0.8%
Ally Financial, Inc., 1.75%, 10/30/12(4)	500,000	508,263
Citigroup Funding, Inc., 1.875%, 11/15/12(4)	500,000	509,378
		1,017,641
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $3,212,139)		3,317,007
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 2.2%
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42(4)	200,000	202,096
Commercial Mortgage Pass-Through Certificates, Series 2004 LB3A, Class A4 SEQ, VRN, 5.23%, 4/1/11(4)	200,000	205,223
Credit Suisse Mortgage Capital Certificates, Series 2007 TF2A, Class A1, VRN, 0.44%, 4/15/11, resets monthly off the 1-month LIBOR plus 0.18% with no caps(4)(5)	89,730	87,716
GE Capital Commercial Mortgage Corp., Series 2005 C3, Class A5, VRN, 4.98%, 4/1/11(4)	50,000	51,325
Greenwich Capital Commercial Funding Corp., Series 2005 GG3, Class A4, VRN, 4.80%, 4/1/11(4)	100,000	105,482
GS Mortgage Securities Corp. II, Series 2004 GG2, Class A6 SEQ, VRN, 5.40%, 4/1/11(4)	225,000	240,980
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4 SEQ, 4.76%, 7/10/39(4)	150,000	156,439
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4A SEQ, 4.75%, 7/10/39(4)	125,000	131,501
LB-UBS Commercial Mortgage Trust, Series 2004 C1, Class A4 SEQ, 4.57%, 1/15/31(4)	150,000	157,409
LB-UBS Commercial Mortgage Trust, Series 2004 C2, Class A4 SEQ, 4.37%, 3/15/36(4)	100,000	104,297
LB-UBS Commercial Mortgage Trust, Series 2004 C4, Class A4, VRN, 5.50%, 4/11/11(4)	68,000	72,848
LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A2 SEQ, 4.82%, 4/15/30(4)	40,694	40,718
LB-UBS Commercial Mortgage Trust, Series 2005 C5, Class AM, VRN, 5.02%, 4/11/11(4)	100,000	102,776
LB-UBS Commercial Mortgage Trust, Series 2005 C7, Class A4 SEQ, VRN, 5.20%, 4/11/11(4)	50,000	53,637
LB-UBS Commercial Mortgage Trust, Series 2005 C7, Class AM SEQ, VRN, 5.26%, 4/11/11(4)	50,000	51,779
Merrill Lynch Floating Trust, Series 2006-1, Class A1, VRN, 0.33%, 4/15/11, resets monthly off the 1-month LIBOR plus 0.07% with no caps(4)(5)	102,048	100,004
Morgan Stanley Capital I, Series 2001 T5, Class A4 SEQ, 6.39%, 10/15/35(4)	115,911	118,103
Morgan Stanley Capital I, Series 2003 T11, Class A3 SEQ, 4.85%, 6/13/41(4)	45,924	46,653
Morgan Stanley Capital I, Series 2005 HQ6, Class A2A SEQ, 4.88%, 8/13/42(4)	90,525	91,513
PNC Mortgage Acceptance Corp., Series 2001 C1, Class A2 SEQ, 6.36%, 3/12/34(4)	6,887	6,884
Wachovia Bank Commercial Mortgage Trust, Series 2003 C3, Class A2 SEQ, 4.87%, 2/15/35(4)	100,000	104,455
Wachovia Bank Commercial Mortgage Trust, Series 2004 C11, Class A3 SEQ, 4.72%, 1/15/41(4)	13,428	13,570

VP Balanced – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares/Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust, Series 2004 C15, Class A3 SEQ, 4.50%, 10/15/41(4)	$ 50,000	$ 51,429
Wachovia Bank Commercial Mortgage Trust, Series 2005 C20, Class A5, VRN, 5.09%, 4/1/11(4)	100,000	101,160
Wachovia Bank Commercial Mortgage Trust, Series 2005 C20, Class A6A, VRN, 5.11%, 4/1/11(4)	200,000	207,195
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $2,602,508)		2,605,192
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 1.5%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 1.2%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	72,969	75,747
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37(4)	168,202	129,321
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19(4)	50,061	50,491
Chase Mortgage Finance Corp., Series 2006 S4, Class A3, 6.00%, 12/25/36(4)	58,343	59,671
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.35%, 4/1/11(4)	68,803	68,215
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003 J13, Class 1A1 SEQ, 5.25%, 1/25/34(4)	14,897	14,892
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35(4)	76,345	76,137
Credit Suisse First Boston Mortgage Securities Corp., Series 2003 AR28, Class 2A1, VRN, 2.78%, 4/1/11(4)	261,333	246,615
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33(4)	77,749	82,168
Residential Funding Mortgage Securities I, Series 2006 S10, Class 2A1 SEQ, 5.50%, 10/25/21(4)	73,191	74,126
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34(4)	94,417	99,764
Wells Fargo Mortgage-Backed Securities Trust, Series 2005 AR16, Class 4A6, VRN, 2.86%, 4/1/11(4)	49,701	49,392
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-2, Class 1A1, SEQ, 5.50%, 4/25/35	77,598	79,089
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	93,045	91,684
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4, SEQ, 6.00%, 8/25/36	100,000	96,662
Wells Fargo Mortgage-Backed Securities Trust, Series 2007 AR10, Class 1A1, VRN, 6.18%, 4/1/11	66,552	67,112
		1,361,086
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25(4)
(Cost $338,386)	350,000	376,065
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,734,585)		1,737,151
MUNICIPAL SECURITIES — 1.1%
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.83%, 2/15/41(4)	15,000	16,829
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47(4)	10,000	8,793

VP Balanced – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares/Principal Amount	Value
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50(4)	$ 30,000	$ 31,243
Bay Area Toll Auth. Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40(4)	70,000	71,488
California Educational Facilities Auth. Rev., Series 2009 A, (University of Southern California), 5.00%, 10/1/39(4)	65,000	63,599
California Educational Facilities Auth. Rev., Series 2009 B, (University of Southern California), 5.00%, 10/1/38(4)	30,000	29,407
California GO, (Building Bonds), 7.30%, 10/1/39(4)	20,000	21,305
California GO, (Building Bonds), 7.60%, 11/1/40(4)	5,000	5,500
Georgia Municipal Electric Auth. Rev., Series 2010 J, (Building Bonds), 6.64%, 4/1/57(4)	40,000	38,197
Illinois GO, 5.88%, 3/1/19(4)	50,000	50,081
Illinois GO, (Taxable Pension), 5.10%, 6/1/33(4)	80,000	64,942
Illinois GO, Series 2010-3, (Building Bonds), 6.725%, 4/1/35	30,000	28,812
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36(4)	50,000	49,333
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39(4)	20,000	18,664
Metropolitan Atlanta Rapid Transit Auth. Rev., Series 2009 A, (Third Indenture), 5.00%, 7/1/39(4)	80,000	77,696
Metropolitan Transportation Auth. Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40(4)	35,000	36,528
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33(4)	40,000	39,568
New Jersey State Turnpike Auth. Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40(4)	30,000	33,714
New Jersey State Turnpike Auth. Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41(4)	30,000	32,612
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37(4)	45,000	47,225
New York Municipal Water Finance Auth. Rev., Series 2011 GG, (Second General Resolution), 5.00%, 6/15/43(4)	90,000	86,583
Ohio State Water Development Auth. Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34(4)	30,000	28,873
Oregon State Department of Transportation Highway Usertax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34(4)	20,000	20,080
Port Seattle Rev., Series 2010 B, (Intermediate Lien), 5.00%, 6/1/40(4)	45,000	41,808
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40(4)	50,000	50,175
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36(4)	50,000	48,541
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41(4)	35,000	31,723
Salt River Agricultural Improvement & Power District Rev., Series 2008 A, 5.00%, 1/1/38(4)	15,000	14,749
Salt River Agricultural Improvement & Power District Rev., Series 2009 A, 5.00%, 1/1/39(4)	20,000	19,630
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40(4)	50,000	49,518
Santa Clara Valley Transportation Auth. Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32(4)	40,000	38,878
Texas GO, (Building Bonds), 5.52%, 4/1/39(4)	20,000	20,453
Triborough Bridge & Tunnel Auth. Rev., Series 2008 C, 5.00%, 11/15/38(4)	50,000	48,575

VP Balanced – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares/Principal Amount	Value
University Regiments Medical Center Rev., (Building Bonds), 6.55%, 5/15/48(4)	$ 45,000	$ 44,648
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40(4)	40,000	37,968
TOTAL MUNICIPAL SECURITIES
(Cost $1,363,267)		1,347,738
SOVEREIGN GOVERNMENTS & AGENCIES — 0.5%
BRAZIL — 0.1%
Brazilian Government International Bond, 5.875%, 1/15/19(4)	100,000	111,250
Brazilian Government International Bond, 5.625%, 1/7/41(4)	40,000	39,500
		150,750
CANADA — 0.1%
Hydro Quebec, 8.40%, 1/15/22(4)	44,000	59,676
Province of Ontario Canada, 5.45%, 4/27/16(4)	40,000	45,221
		104,897
GERMANY — 0.1%
KfW, 4.125%, 10/15/14(4)	60,000	65,194
ITALY — 0.1%
Republic of Italy, 3.125%, 1/26/15(4)	60,000	60,228
MEXICO — 0.1%
United Mexican States, 5.625%, 1/15/17(4)	20,000	22,160
United Mexican States, 5.95%, 3/19/19(4)	120,000	134,340
United Mexican States, 5.125%, 1/15/20(4)	20,000	21,020
		177,520
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES
(Cost $530,396)		558,589
TEMPORARY CASH INVESTMENTS — 0.5%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(4)
(Cost $593,506)	593,506	593,506
TOTAL INVESTMENT SECURITIES — 99.4%
(Cost $102,453,569)		118,404,052
OTHER ASSETS AND LIABILITIES — 0.6%		667,739
TOTAL NET ASSETS — 100.0%		$119,071,791

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
10	U.S. Long Bond	June 2011	$1,201,875	$1,853

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
32	U.S. Treasury 2-Year Notes	June 2011	$6,980,000	$(2,574)

VP Balanced – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
CREDIT DEFAULT - SELL PROTECTION
$1,300,000	Receive quarterly a fixed rate equal to 1.00% per annum multiplied by the notional amount and pay Bank of America N.A. upon each default event of one of the issues of CDX North America Investment Grade 16 Index, par value of the proportional notional amount. Expires June 2016.*	$(1,903)	$(2,947)
*
The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an up-front and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

Notes to Schedule of Investments
CDX	-	Credit Derivative Indexes
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
LIBOR	-	London Interbank Offered Rate
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Non-income producing.
(2)	Category is less than 0.05% of total net assets.
(3)	Final maturity date indicated, unless otherwise noted.
(4)	Security, or a portion thereof, has been segregated for when-issued securities, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $9,533,000.
(5)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $773,704, which represented 0.6% of total net assets.

(6)	When-issued security.
(7)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or December 31, 2012.

VP Balanced – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
•     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
•     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

VP Balanced – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$71,616,489	–	–
U.S. Government Agency Mortgage-Backed Securities	–	$13,047,983	–
Corporate Bonds	–	12,544,858	–
U.S. Treasury Securities	–	11,035,539	–
U.S. Government Agency Securities and Equivalents	–	3,317,007	–
Commercial Mortgage-Backed Securities	–	2,605,192	–
Collateralized Mortgage Obligations	–	1,737,151	–
Municipal Securities	–	1,347,738	–
Sovereign Governments & Agencies	–	558,589	–
Temporary Cash Investments	593,506	–	–
Total Value of Investment Securities	$72,209,995	$46,194,057	–
Other Financial Instruments
Futures Contracts	$(721)	–	–
Swap Agreements	–	$(1,044)	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$(721)	$(1,044)	–

3. Federal Tax Information

As of March 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$103,937,422
Gross tax appreciation of investments	$15,130,020
Gross tax depreciation of investments	(663,390)
Net tax appreciation (depreciation) of investments	$14,466,630

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Capital Appreciation Fund

March 31, 2011

VP Capital Appreciation – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value
COMMON STOCKS — 98.7%
AEROSPACE & DEFENSE — 3.1%
BE Aerospace, Inc.(1)	215,696	$ 7,663,679
TransDigm Group, Inc.(1)	49,500	4,149,585
		11,813,264
AUTO COMPONENTS — 0.9%
BorgWarner, Inc.(1)	44,600	3,554,174
AUTOMOBILES — 0.5%
Harley-Davidson, Inc.	48,300	2,052,267
BEVERAGES — 0.6%
Hansen Natural Corp.(1)	36,600	2,204,418
BIOTECHNOLOGY — 3.4%
Alexion Pharmaceuticals, Inc.(1)	64,400	6,354,992
United Therapeutics Corp.(1)	51,800	3,471,636
Vertex Pharmaceuticals, Inc.(1)	66,600	3,192,138
		13,018,766
CAPITAL MARKETS — 2.3%
KKR & Co. LP	129,000	2,116,890
Lazard Ltd., Class A	99,500	4,137,210
Raymond James Financial, Inc.	63,900	2,443,536
		8,697,636
CHEMICALS — 1.9%
Albemarle Corp.	88,800	5,307,576
CF Industries Holdings, Inc.	13,900	1,901,381
		7,208,957
COMMERCIAL BANKS — 0.5%
East West Bancorp., Inc.	85,100	1,868,796
COMMERCIAL SERVICES & SUPPLIES — 1.0%
Stericycle, Inc.(1)	42,800	3,795,076
COMMUNICATIONS EQUIPMENT — 1.5%
Aruba Networks, Inc.(1)	61,100	2,067,624
F5 Networks, Inc.(1)	34,900	3,579,693
		5,647,317
COMPUTERS & PERIPHERALS — 2.1%
Apple, Inc.(1)	20,543	7,158,208
NetApp, Inc.(1)	15,600	751,608
		7,909,816
CONSTRUCTION & ENGINEERING — 1.2%
Foster Wheeler AG(1)	63,600	2,392,632
KBR, Inc.	55,800	2,107,566
		4,500,198
CONSUMER FINANCE — 1.2%
Discover Financial Services	183,941	4,436,657
CONTAINERS & PACKAGING — 1.5%
Crown Holdings, Inc.(1)	96,400	3,719,112
Rock-Tenn Co., Class A	26,800	1,858,580
		5,577,692
DIVERSIFIED CONSUMER SERVICES — 0.6%
Weight Watchers International, Inc.	30,911	2,166,861

VP Capital Appreciation – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value
ELECTRICAL EQUIPMENT — 3.2%
Cooper Industries plc	69,100	$ 4,484,590
Polypore International, Inc.(1)	32,952	1,897,376
Rockwell Automation, Inc.	62,700	5,934,555
		12,316,521
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.4%
Amphenol Corp., Class A	44,100	2,398,599
Jabil Circuit, Inc.	160,000	3,268,800
Trimble Navigation Ltd.(1)	69,900	3,532,746
		9,200,145
ENERGY EQUIPMENT & SERVICES — 4.6%
Atwood Oceanics, Inc.(1)	44,200	2,052,206
Dril-Quip, Inc.(1)	26,600	2,102,198
FMC Technologies, Inc.(1)	35,400	3,344,592
McDermott International, Inc.(1)	125,600	3,188,984
National Oilwell Varco, Inc.	86,200	6,833,074
		17,521,054
FOOD & STAPLES RETAILING — 2.7%
Costco Wholesale Corp.	32,600	2,390,232
Whole Foods Market, Inc.	121,400	8,000,260
		10,390,492
FOOD PRODUCTS — 1.4%
J.M. Smucker Co. (The)	27,600	1,970,364
Mead Johnson Nutrition Co.	59,800	3,464,214
		5,434,578
GAS UTILITIES — 0.6%
National Fuel Gas Co.	33,200	2,456,800
HEALTH CARE EQUIPMENT & SUPPLIES — 3.1%
C.R. Bard, Inc.	50,100	4,975,431
Mettler-Toledo International, Inc.(1)	11,400	1,960,800
Varian Medical Systems, Inc.(1)	69,200	4,680,688
		11,616,919
HEALTH CARE PROVIDERS & SERVICES — 1.4%
Express Scripts, Inc.(1)	92,700	5,155,047
HEALTH CARE TECHNOLOGY — 2.5%
Allscripts Healthcare Solutions, Inc.(1)	89,700	1,882,803
SXC Health Solutions Corp.(1)	141,419	7,749,761
		9,632,564
HOTELS, RESTAURANTS & LEISURE — 4.4%
Chipotle Mexican Grill, Inc.(1)	15,400	4,194,498
Panera Bread Co., Class A(1)	24,126	3,064,002
Royal Caribbean Cruises Ltd.(1)	224,900	9,279,374
		16,537,874
HOUSEHOLD DURABLES — 0.1%
KB Home	41,600	517,504
HOUSEHOLD PRODUCTS — 0.7%
Church & Dwight Co., Inc.	35,600	2,824,504
INTERNET & CATALOG RETAIL — 5.0%
Netflix, Inc.(1)	47,100	11,178,243
priceline.com, Inc.(1)	15,830	8,016,945
		19,195,188

VP Capital Appreciation – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value
INTERNET SOFTWARE & SERVICES — 4.3%
Baidu, Inc. ADR(1)	27,700	$ 3,817,337
OpenTable, Inc.(1)	22,200	2,360,970
SAVVIS, Inc.(1)	55,800	2,069,622
VeriSign, Inc.	156,800	5,677,728
WebMD Health Corp.(1)	43,676	2,333,172
		16,258,829
IT SERVICES — 1.8%
Alliance Data Systems Corp.(1)	8,900	764,421
Cognizant Technology Solutions Corp., Class A(1)	76,000	6,186,400
		6,950,821
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Brunswick Corp.	35,388	899,917
LIFE SCIENCES TOOLS & SERVICES — 2.6%
Agilent Technologies, Inc.(1)	63,400	2,839,052
Illumina, Inc.(1)	68,700	4,813,809
Life Technologies Corp.(1)	39,900	2,091,558
		9,744,419
MACHINERY — 6.7%
AGCO Corp.(1)	85,100	4,677,947
Chart Industries, Inc.(1)	41,800	2,300,672
Cummins, Inc.	48,300	5,294,646
Deere & Co.	21,000	2,034,690
Joy Global, Inc.	44,200	4,367,402
Manitowoc Co., Inc. (The)	122,700	2,684,676
Meritor, Inc.(1)	69,090	1,172,457
Titan International, Inc.	12,927	343,988
WABCO Holdings, Inc.(1)	41,145	2,536,178
		25,412,656
MEDIA — 1.2%
Imax Corp.(1)	145,200	4,643,496
METALS & MINING — 0.9%
Cliffs Natural Resources, Inc.	35,200	3,459,456
OIL, GAS & CONSUMABLE FUELS — 3.3%
Concho Resources, Inc.(1)	57,400	6,159,020
Linn Energy LLC	47,100	1,833,603
Pioneer Natural Resources Co.	18,400	1,875,328
SandRidge Energy, Inc.(1)	216,000	2,764,800
		12,632,751
PHARMACEUTICALS — 0.7%
Shire plc ADR	30,500	2,656,550
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.1%
CB Richard Ellis Group, Inc., Class A(1)	218,800	5,841,960
Jones Lang LaSalle, Inc.	19,700	1,964,878
		7,806,838
ROAD & RAIL — 1.4%
J.B. Hunt Transport Services, Inc.	58,200	2,643,444
Kansas City Southern(1)	49,900	2,717,055
		5,360,499
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.4%
ARM Holdings plc	241,800	2,230,399

VP Capital Appreciation – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value
Broadcom Corp., Class A	45,000	$ 1,772,100
Cavium Networks, Inc.(1)	89,600	4,025,728
Cypress Semiconductor Corp.(1)	105,400	2,042,652
OmniVision Technologies, Inc.(1)	68,900	2,448,017
Skyworks Solutions, Inc.(1)	70,600	2,288,852
Veeco Instruments, Inc.(1)	35,800	1,820,072
		16,627,820
SOFTWARE — 3.9%
Check Point Software Technologies Ltd.(1)	38,800	1,980,740
Citrix Systems, Inc.(1)	55,436	4,072,329
Intuit, Inc.(1)	51,600	2,739,960
salesforce.com, inc.(1)	45,100	6,024,458
		14,817,487
SPECIALTY RETAIL — 4.3%
Dick's Sporting Goods, Inc.(1)	27,400	1,095,452
O'Reilly Automotive, Inc.(1)	118,200	6,791,772
PetSmart, Inc.	111,100	4,549,545
Williams-Sonoma, Inc.	92,100	3,730,050
		16,166,819
TEXTILES, APPAREL & LUXURY GOODS — 2.1%
Fossil, Inc.(1)	42,700	3,998,855
Lululemon Athletica, Inc.(1)	45,300	4,033,965
		8,032,820
TRADING COMPANIES & DISTRIBUTORS — 1.9%
Fastenal Co.	84,300	5,465,169
WESCO International, Inc.(1)	27,000	1,687,500
		7,152,669
WIRELESS TELECOMMUNICATION SERVICES — 2.5%
NII Holdings, Inc.(1)	76,300	3,179,421
SBA Communications Corp., Class A(1)	163,474	6,486,648
		9,666,069
TOTAL COMMON STOCKS
(Cost $253,187,501)		375,541,001
TEMPORARY CASH INVESTMENTS — 1.2%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	87,654	87,654
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 0.375%, 10/31/12, valued at $4,798,932), in a joint trading account at 0.06%, dated 3/31/11, due 4/1/11 (Delivery value $4,700,008)		4,700,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $4,787,654)		4,787,654
TOTAL INVESTMENT SECURITIES — 99.9%
(Cost $257,975,155)		380,328,655
OTHER ASSETS AND LIABILITIES — 0.1%		217,257
TOTAL NET ASSETS — 100.0%		$380,545,912

VP Capital Appreciation – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
1,020,094	GBP for USD	Bank of America	4/28/11	$1,636,026	$(3,033)
(Value on Settlement Date $1,632,993)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

VP Capital Appreciation – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

VP Capital Appreciation – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$341,898,911	–	–
Foreign Common Stocks	31,411,691	$2,230,399	–
Temporary Cash Investments	87,654	4,700,000	–
Total Value of Investment Securities	$373,398,256	$6,930,399	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	–	$(3,033)	–

3. Federal Tax Information

As of March 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$258,412,681
Gross tax appreciation of investments	$122,652,854
Gross tax depreciation of investments	(736,880)
Net tax appreciation (depreciation) of investments	$121,915,974

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Income & Growth Fund

March 31, 2011

VP Income & Growth – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value
COMMON STOCKS — 99.4%
AEROSPACE & DEFENSE — 2.4%
General Dynamics Corp.	34,138	$ 2,613,605
Honeywell International, Inc.	13,168	786,261
Huntington Ingalls Industries, Inc.(1)	5,684	235,879
Lockheed Martin Corp.	887	71,315
Northrop Grumman Corp.	34,103	2,138,599
Raytheon Co.	11,982	609,525
		6,455,184
AIR FREIGHT & LOGISTICS — 1.3%
United Parcel Service, Inc., Class B	44,470	3,305,010
AUTO COMPONENTS — 1.0%
Magna International, Inc.	19,485	933,527
TRW Automotive Holdings Corp.(1)	29,541	1,627,118
		2,560,645
AUTOMOBILES — 0.7%
Ford Motor Co.(1)	118,858	1,772,173
BEVERAGES — 1.7%
Coca-Cola Co. (The)	24,035	1,594,722
Coca-Cola Enterprises, Inc.	21,428	584,985
Dr Pepper Snapple Group, Inc.	56,127	2,085,679
PepsiCo, Inc.	2,411	155,293
		4,420,679
BIOTECHNOLOGY — 2.2%
Amgen, Inc.(1)	36,904	1,972,519
Biogen Idec, Inc.(1)	32,237	2,365,873
Cephalon, Inc.(1)	14,674	1,111,996
Cubist Pharmaceuticals, Inc.(1)	16,563	418,050
		5,868,438
CAPITAL MARKETS — 1.6%
Ameriprise Financial, Inc.	1,062	64,867
Bank of New York Mellon Corp. (The)	66,575	1,988,595
Goldman Sachs Group, Inc. (The)	370	58,634
Legg Mason, Inc.	57,255	2,066,333
		4,178,429
CHEMICALS — 2.3%
E.I. du Pont de Nemours & Co.	50,874	2,796,544
Minerals Technologies, Inc.	3,772	258,457
Monsanto Co.	10,034	725,057
OM Group, Inc.(1)	18,667	682,092
PPG Industries, Inc.	17,413	1,657,892
		6,120,042
COMMERCIAL BANKS — 2.6%
CapitalSource, Inc.	55,684	392,015
Toronto-Dominion Bank (The)	2,662	235,827
U.S. Bancorp.	83,493	2,206,720
Wells Fargo & Co.	125,976	3,993,439
		6,828,001
COMMUNICATIONS EQUIPMENT — 0.3%
Arris Group, Inc.(1)	19,974	254,469

VP Income & Growth – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value
Cisco Systems, Inc.	23,406	$ 401,413
Motorola Solutions, Inc.(1)	2,209	98,720
		754,602
COMPUTERS & PERIPHERALS — 5.1%
Apple, Inc.(1)	14,856	5,176,573
Dell, Inc.(1)	151,011	2,191,170
EMC Corp.(1)	22,499	597,349
Hewlett-Packard Co.	38,325	1,570,175
Lexmark International, Inc., Class A(1)	38,452	1,424,262
Western Digital Corp.(1)	66,545	2,481,463
		13,440,992
CONSTRUCTION & ENGINEERING — 0.4%
KBR, Inc.	26,967	1,018,544
CONSUMER FINANCE — 0.6%
American Express Co.	26,246	1,186,319
Cash America International, Inc.	6,808	313,509
		1,499,828
DIVERSIFIED CONSUMER SERVICES — 1.2%
H&R Block, Inc.	89,483	1,497,945
ITT Educational Services, Inc.(1)	24,800	1,789,320
		3,287,265
DIVERSIFIED FINANCIAL SERVICES — 3.4%
Bank of America Corp.	150,964	2,012,350
Citigroup, Inc.(1)	448,722	1,983,351
JPMorgan Chase & Co.	92,335	4,256,644
McGraw-Hill Cos., Inc. (The)	12,416	489,190
NASDAQ OMX Group, Inc. (The)(1)	11,205	289,537
		9,031,072
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.1%
AT&T, Inc.	174,240	5,331,744
CenturyLink, Inc.	8,797	365,515
Qwest Communications International, Inc.	78,825	538,375
Verizon Communications, Inc.	116,613	4,494,265
		10,729,899
ELECTRIC UTILITIES — 1.4%
Entergy Corp.	16,507	1,109,435
Exelon Corp.	20,389	840,842
FirstEnergy Corp.	49,218	1,825,496
		3,775,773
ELECTRICAL EQUIPMENT — 0.4%
Emerson Electric Co.	15,768	921,324
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.4%
Celestica, Inc.(1)	7,773	83,326
TE Connectivity Ltd.	52,950	1,843,719
Vishay Intertechnology, Inc.(1)	102,701	1,821,916
		3,748,961
ENERGY EQUIPMENT & SERVICES — 1.6%
Complete Production Services, Inc.(1)	17,300	550,313
National Oilwell Varco, Inc.	8,469	671,338
Schlumberger Ltd.	9,838	917,492
SEACOR Holdings, Inc.	7,850	725,811

VP Income & Growth – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value
Transocean Ltd.(1)	17,334	$ 1,351,185
		4,216,139
FOOD & STAPLES RETAILING — 1.1%
SUPERVALU, INC.	2,792	24,933
Walgreen Co.	49,782	1,998,249
Wal-Mart Stores, Inc.	14,246	741,504
		2,764,686
FOOD PRODUCTS — 1.7%
Corn Products International, Inc.	4,692	243,139
H.J. Heinz Co.	2,752	134,353
Hershey Co. (The)	35,742	1,942,578
Sara Lee Corp.	24,682	436,131
Tyson Foods, Inc., Class A	94,345	1,810,480
		4,566,681
HEALTH CARE EQUIPMENT & SUPPLIES — 1.0%
Becton, Dickinson & Co.	21,842	1,739,060
Zimmer Holdings, Inc.(1)	12,877	779,445
		2,518,505
HEALTH CARE PROVIDERS & SERVICES — 3.1%
Cardinal Health, Inc.	41,363	1,701,260
Humana, Inc.(1)	31,467	2,200,802
Magellan Health Services, Inc.(1)	29,246	1,435,394
UnitedHealth Group, Inc.	63,176	2,855,555
		8,193,011
HOTELS, RESTAURANTS & LEISURE — 0.9%
McDonald's Corp.	16,821	1,279,910
Starbucks Corp.	26,787	989,780
Wyndham Worldwide Corp.	7,224	229,795
		2,499,485
HOUSEHOLD DURABLES — 0.1%
American Greetings Corp., Class A	7,021	165,696
Whirlpool Corp.	1,606	137,088
		302,784
HOUSEHOLD PRODUCTS — 2.6%
Kimberly-Clark Corp.	32,494	2,120,883
Procter & Gamble Co. (The)	76,194	4,693,551
		6,814,434
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS(2)
NRG Energy, Inc.(1)	3,832	82,541
INDUSTRIAL CONGLOMERATES — 1.8%
3M Co.	415	38,802
General Electric Co.	239,333	4,798,627
		4,837,429
INSURANCE — 5.8%
ACE Ltd.	41,487	2,684,209
Allied World Assurance Co. Holdings Ltd.	12,561	787,449
American Financial Group, Inc.	66,600	2,332,332
Aspen Insurance Holdings Ltd.	32,533	896,609
Berkshire Hathaway, Inc., Class B(1)	11,374	951,208
Endurance Specialty Holdings Ltd.	676	33,002
Principal Financial Group, Inc.	62,073	1,993,164
Prudential Financial, Inc.	41,760	2,571,581

VP Income & Growth – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value
Sun Life Financial, Inc.	40,911	$ 1,285,833
Willis Group Holdings plc	45,317	1,828,994
		15,364,381
INTERNET & CATALOG RETAIL — 0.1%
Expedia, Inc.	15,189	344,183
INTERNET SOFTWARE & SERVICES — 1.3%
AOL, Inc.(1)	67,081	1,310,092
EarthLink, Inc.	44,210	346,164
eBay, Inc.(1)	1,085	33,679
Google, Inc., Class A(1)	2,781	1,630,250
IAC/InterActiveCorp(1)	619	19,121
		3,339,306
IT SERVICES — 3.9%
Accenture plc, Class A	35,361	1,943,794
Computer Sciences Corp.	27,688	1,349,236
Convergys Corp.(1)	60,106	863,122
International Business Machines Corp.	37,738	6,153,936
		10,310,088
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Polaris Industries, Inc.	5,092	443,106
MACHINERY — 3.2%
Caterpillar, Inc.	32,334	3,600,391
Eaton Corp.	42,651	2,364,571
Parker-Hannifin Corp.	22,066	2,089,209
Sauer-Danfoss, Inc.(1)	6,754	343,981
		8,398,152
MEDIA — 2.6%
CBS Corp., Class B	2,688	67,308
Comcast Corp., Class A	113,702	2,810,713
DirecTV, Class A(1)	28,171	1,318,403
Time Warner, Inc.	74,035	2,643,049
		6,839,473
METALS & MINING — 2.1%
Freeport-McMoRan Copper & Gold, Inc.	55,236	3,068,360
Newmont Mining Corp.	41,259	2,251,916
Teck Resources Ltd., Class B	1,610	85,362
		5,405,638
MULTILINE RETAIL — 0.4%
Dillard's, Inc., Class A	21,827	875,699
Target Corp.	5,884	294,259
		1,169,958
MULTI-UTILITIES — 0.9%
Ameren Corp.	3,076	86,344
Integrys Energy Group, Inc.	46,828	2,365,282
		2,451,626
OIL, GAS & CONSUMABLE FUELS — 10.5%
Arch Coal, Inc.	1,991	71,756
Chevron Corp.	60,180	6,465,137
ConocoPhillips	55,180	4,406,675
Exxon Mobil Corp.	101,649	8,551,730
Hess Corp.	10,284	876,300
Murphy Oil Corp.	30,865	2,266,108

VP Income & Growth – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value
Occidental Petroleum Corp.	36,766	$ 3,841,679
Sunoco, Inc.	2,262	103,125
Valero Energy Corp.	33,664	1,003,861
Williams Cos., Inc. (The)	5,345	166,657
		27,753,028
PAPER & FOREST PRODUCTS — 0.8%
Domtar Corp.	23,164	2,125,992
PERSONAL PRODUCTS — 0.4%
Estee Lauder Cos., Inc. (The), Class A	11,533	1,111,320
PHARMACEUTICALS — 6.2%
Abbott Laboratories	33,238	1,630,324
Bristol-Myers Squibb Co.	105,682	2,793,175
Eli Lilly & Co.	76,547	2,692,158
Forest Laboratories, Inc.(1)	14,455	466,896
Johnson & Johnson	92,778	5,497,097
Merck & Co., Inc.	25,233	832,941
Pfizer, Inc.	119,167	2,420,282
		16,332,873
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.5%
Public Storage	3,853	427,336
Rayonier, Inc.	1,362	84,866
Simon Property Group, Inc.	8,025	859,959
		1,372,161
ROAD & RAIL — 0.9%
CSX Corp.	29,382	2,309,425
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.3%
Intel Corp.	199,982	4,033,637
LSI Corp.(1)	303,234	2,061,991
Micron Technology, Inc.(1)	93,786	1,074,788
Teradyne, Inc.(1)	80,101	1,426,599
		8,597,015
SOFTWARE — 3.6%
Activision Blizzard, Inc.	16,401	179,919
Electronic Arts, Inc.(1)	2,766	54,020
Intuit, Inc.(1)	8,820	468,342
Microsoft Corp.	241,964	6,136,207
Oracle Corp.	76,862	2,564,885
		9,403,373
SPECIALTY RETAIL — 2.8%
AutoZone, Inc.(1)	568	155,382
Best Buy Co., Inc.	54,934	1,577,704
Gap, Inc. (The)	43,876	994,230
Lowe's Cos., Inc.	92,353	2,440,890
Williams-Sonoma, Inc.	53,219	2,155,370
		7,323,576
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
VF Corp.	19,721	1,943,110
TOBACCO — 1.2%
Philip Morris International, Inc.	15,173	995,804
Reynolds American, Inc.	58,275	2,070,511
		3,066,315

VP Income & Growth – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value
WIRELESS TELECOMMUNICATION SERVICES(2)
Sprint Nextel Corp.(1)	6,169	$ 28,624
TOTAL INVESTMENT SECURITIES — 99.4%
(Cost $205,082,192)		261,945,279
OTHER ASSETS AND LIABILITIES — 0.6%		1,692,806
TOTAL NET ASSETS — 100.0%		$263,638,085

Notes to Schedule of Investments
(1)   Non-income producing.
(2)   Category is less than 0.05% of total net assets.

VP Income & Growth – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$245,826,451	–	–
Foreign Common Stocks	16,118,828	–	–
Total Value of Investment Securities	$261,945,279	–	–

VP Income & Growth – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

3. Federal Tax Information

As of March 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$212,111,874
Gross tax appreciation of investments	$54,115,034
Gross tax depreciation of investments	(4,281,629)
Net tax appreciation (depreciation) of investments	$49,833,405

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP International Fund

March 31, 2011

VP International – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 2.5%
BHP Billiton Ltd.	125,109	$ 6,025,166
Wesfarmers Ltd.	65,751	2,161,353
		8,186,519
AUSTRIA — 0.6%
Erste Group Bank AG	40,020	2,019,385
BELGIUM — 1.6%
Anheuser-Busch InBev NV	67,679	3,855,291
Umicore SA	31,390	1,556,784
		5,412,075
BERMUDA — 1.1%
Seadrill Ltd.	62,080	2,245,106
Signet Jewelers Ltd.(1)	29,340	1,350,227
		3,595,333
BRAZIL — 0.3%
Banco Santander Brasil SA ADR	84,009	1,029,950
CANADA — 1.2%
Canadian National Railway Co.	39,450	2,976,552
Suncor Energy, Inc.	18,400	825,201
		3,801,753
DENMARK — 1.6%
Novo Nordisk A/S B Shares	36,954	4,642,780
Pandora A/S(1)	12,975	662,166
		5,304,946
FINLAND — 0.4%
Fortum Oyj	43,280	1,469,620
FRANCE — 10.8%
Accor SA	55,809	2,507,628
Air Liquide SA	29,522	3,922,785
BNP Paribas	56,235	4,113,123
Cie Generale d'Optique Essilor International SA	22,410	1,664,195
Danone SA	56,104	3,665,041
LVMH Moet Hennessy Louis Vuitton SA	18,850	2,983,978
Pernod-Ricard SA	10,852	1,013,506
Publicis Groupe SA	57,370	3,217,636
Safran SA	80,010	2,827,951
Schneider Electric SA	26,914	4,599,988
Technip SA	37,560	4,005,560
Vinci SA	15,920	994,864
		35,516,255
GERMANY — 7.5%
Allianz SE	25,070	3,518,457
BASF SE	39,260	3,395,665
Bayerische Motoren Werke AG	39,280	3,270,472
Fresenius Medical Care AG & Co. KGaA	34,713	2,331,364
Kabel Deutschland Holding AG(1)	27,840	1,475,611
Metro AG	21,130	1,443,819
SAP AG	42,390	2,595,245
Siemens AG	31,420	4,306,344

VP International – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value
ThyssenKrupp AG	56,730	$ 2,317,867
		24,654,844
HONG KONG — 2.6%
China Unicom (Hong Kong) Ltd. ADR	181,888	3,019,341
CNOOC Ltd.	831,000	2,093,912
Li & Fung Ltd.	526,000	2,694,731
Sun Hung Kai Properties Ltd.	49,000	776,083
		8,584,067
INDIA — 1.4%
Bharti Airtel Ltd.	166,230	1,332,226
Housing Development Finance Corp. Ltd.	82,240	1,293,120
Infosys Technologies Ltd.	27,770	2,018,408
		4,643,754
INDONESIA — 0.8%
PT Bank Mandiri (Persero) Tbk	3,330,225	2,600,692
IRELAND — 1.7%
Accenture plc, Class A	59,280	3,258,622
CRH plc	107,770	2,471,198
		5,729,820
ISRAEL — 0.6%
Teva Pharmaceutical Industries Ltd. ADR	38,510	1,932,047
ITALY — 2.6%
Saipem SpA	109,209	5,805,460
UniCredit SpA	1,049,940	2,595,028
		8,400,488
JAPAN — 10.8%
Canon, Inc.	58,400	2,541,573
FANUC CORP.	16,300	2,467,144
Komatsu Ltd.	116,600	3,960,026
Mitsubishi Corp.	160,900	4,466,435
Mitsubishi UFJ Financial Group, Inc.	564,000	2,603,703
Murata Manufacturing Co. Ltd.	41,300	2,974,116
Nissan Motor Co. Ltd.	408,400	3,623,458
Nitori Holdings Co. Ltd.	24,100	2,117,949
ORIX Corp.	34,800	3,259,101
Rakuten, Inc.	1,973	1,774,229
SOFTBANK CORP.	60,800	2,426,737
Sumitomo Realty & Development Co. Ltd.	83,000	1,660,399
Unicharm Corp.	21,700	789,162
Yahoo Japan Corp.	2,854	1,021,099
		35,685,131
LUXEMBOURG — 0.4%
Millicom International Cellular SA	14,622	1,406,198
MACAU — 0.5%
Wynn Macau Ltd.	594,028	1,657,174
MULTI-NATIONAL — 0.5%
iShares MSCI EAFE Index Fund	24,787	1,489,451
NETHERLANDS — 3.9%
ASML Holding NV(1)	44,010	1,939,737
CNH Global NV(1)	48,990	2,378,465
European Aeronautic Defence and Space Co. NV(1)	80,400	2,340,387
Royal Dutch Shell plc B Shares	98,910	3,585,974

VP International – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value
Unilever NV CVA	78,507	$ 2,461,630
		12,706,193
NORWAY — 1.0%
Petroleum Geo-Services ASA(1)	99,270	1,591,300
Yara International ASA	36,130	1,830,591
		3,421,891
PEOPLE'S REPUBLIC OF CHINA — 2.9%
Baidu, Inc. ADR(1)	30,030	4,138,434
Ctrip.com International Ltd. ADR(1)	20,750	860,918
Focus Media Holding Ltd. ADR(1)	38,170	1,170,674
Industrial & Commercial Bank of China Ltd. H Shares	3,999,755	3,321,752
		9,491,778
POLAND — 1.2%
Powszechna Kasa Oszczednosci Bank Polski SA	264,418	4,069,259
PORTUGAL — 1.0%
Jeronimo Martins SGPS SA	202,130	3,251,305
RUSSIAN FEDERATION — 1.9%
Magnit OJSC GDR	93,590	2,836,713
Sberbank of Russia	913,140	3,431,580
		6,268,293
SOUTH KOREA — 1.8%
Hyundai Motor Co.	22,848	4,228,218
Samsung Electronics Co. Ltd.	1,970	1,673,768
		5,901,986
SPAIN — 1.7%
Banco Bilbao Vizcaya Argentaria SA	311,792	3,782,863
Inditex SA	22,330	1,791,801
		5,574,664
SWEDEN — 5.6%
Alfa Laval AB	108,080	2,347,592
Atlas Copco AB A Shares	108,280	2,878,592
Modern Times Group AB B Shares	19,010	1,445,650
Sandvik AB	170,450	3,216,242
Swedbank AB A Shares	242,740	4,153,412
Telefonaktiebolaget LM Ericsson B Shares	130,890	1,687,993
Volvo AB B Shares(1)	147,600	2,595,669
		18,325,150
SWITZERLAND — 9.7%
Adecco SA	40,390	2,656,022
Kuehne + Nagel International AG	6,282	878,865
Nestle SA	86,940	4,983,550
Novartis AG	76,040	4,124,456
SGS SA	1,470	2,616,712
Swatch Group AG (The)	6,830	3,019,775
Syngenta AG	8,280	2,690,887
UBS AG(1)	201,580	3,616,808
Wolseley plc(1)	74,570	2,510,933
Xstrata plc	215,250	5,031,080
		32,129,088
TAIWAN (REPUBLIC OF CHINA) — 1.4%
HTC Corp.	95,400	3,730,808

VP International – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	61,060	$ 743,711
		4,474,519
TURKEY — 0.2%
Turkiye Garanti Bankasi AS	172,440	806,332
UNITED KINGDOM — 17.6%
Admiral Group plc	97,129	2,421,355
Aggreko plc	84,850	2,145,194
Antofagasta plc	137,864	3,010,007
ARM Holdings plc	300,280	2,769,828
Barclays plc	543,839	2,421,420
BG Group plc	243,220	6,051,591
British American Tobacco plc	81,003	3,251,224
Burberry Group plc	70,978	1,336,751
Capita Group plc (The)	138,562	1,651,549
Carnival plc	49,105	1,931,544
HSBC Holdings plc (Hong Kong)	254,872	2,678,621
International Consolidated Airlines Group SA(1)	249,860	909,874
International Power plc	162,610	803,446
Kingfisher plc	237,190	935,650
Lloyds Banking Group plc(1)	974,560	908,173
National Grid plc	136,400	1,299,748
Petrofac Ltd.	57,702	1,378,301
Reckitt Benckiser Group plc	53,855	2,766,342
Rio Tinto plc	88,230	6,197,974
Schroders plc	110,180	3,068,393
Standard Chartered plc	59,500	1,543,425
Tesco plc	156,810	958,423
Vodafone Group plc	2,219,730	6,284,972
Whitbread plc	47,910	1,268,144
		57,991,949
TOTAL COMMON STOCKS
(Cost $245,762,918)		327,531,909
TEMPORARY CASH INVESTMENTS — 0.6%
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 0.375%, 10/31/12, valued at $2,042,099), in a joint trading account at 0.06%, dated 3/31/11, due 4/1/11 (Delivery value $2,000,003) (Cost $2,000,000)		2,000,000
TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $247,762,918)		329,531,909
OTHER ASSETS AND LIABILITIES(2)		160,674
TOTAL NET ASSETS — 100.0%		$329,692,583

VP International – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

Market Sector Diversification
(as a % of net assets)
Financials	18.7%
Industrials	16.9%
Consumer Discretionary	13.7%
Materials	11.7%
Consumer Staples	10.1%
Information Technology	9.4%
Energy	8.4%
Health Care	4.5%
Telecommunication Services	4.4%
Utilities	1.1%
Diversified	0.5%
Cash and Equivalents*	0.6%
*	Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen
EAFE	-	Europe, Australasia, and Far East
GDR	-	Global Depositary Receipt
MSCI	-	Morgan Stanley Capital International
OJSC	-	Open Joint Stock Company

(1)	Non-income producing.
(2)	Category is less than 0.05% of total net assets.

VP International – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Foreign Common Stocks	$22,778,038	$304,753,871	–
Temporary Cash Investments	–	2,000,000	–
Total Value of Investment Securities	$22,778,038	$306,753,871	–

VP International – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

3. Federal Tax Information

As of March 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$252,487,269
Gross tax appreciation of investments	$79,333,532
Gross tax depreciation of investments	(2,288,892)
Net tax appreciation (depreciation) of investments	$77,044,640

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Large Company Value Fund

March 31, 2011

VP Large Company Value – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value
COMMON STOCKS — 94.4%
AEROSPACE & DEFENSE — 1.6%
Honeywell International, Inc.	260	$ 15,525
Lockheed Martin Corp.	520	41,808
Northrop Grumman Corp.	1,061	66,500
		123,833
BEVERAGES — 1.3%
Coca-Cola Co. (The)	290	19,242
PepsiCo, Inc.	1,210	77,936
		97,178
BIOTECHNOLOGY — 2.1%
Amgen, Inc.(1)	1,960	104,762
Gilead Sciences, Inc.(1)	1,210	51,352
		156,114
CAPITAL MARKETS — 3.9%
Ameriprise Financial, Inc.	650	39,702
Bank of New York Mellon Corp. (The)	2,300	68,701
Goldman Sachs Group, Inc. (The)	810	128,361
Morgan Stanley	2,130	58,191
		294,955
CHEMICALS — 0.6%
E.I. du Pont de Nemours & Co.	870	47,824
COMMERCIAL BANKS — 5.5%
PNC Financial Services Group, Inc.	1,400	88,186
U.S. Bancorp.	4,010	105,984
Wells Fargo & Co.	7,060	223,802
		417,972
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Avery Dennison Corp.	840	35,246
COMMUNICATIONS EQUIPMENT — 0.7%
Cisco Systems, Inc.	3,280	56,252
COMPUTERS & PERIPHERALS — 1.5%
Hewlett-Packard Co.	1,880	77,024
Western Digital Corp.(1)	910	33,934
		110,958
DIVERSIFIED FINANCIAL SERVICES — 7.7%
Bank of America Corp.	13,190	175,823
Citigroup, Inc.(1)	30,790	136,092
JPMorgan Chase & Co.	5,780	266,458
		578,373
DIVERSIFIED TELECOMMUNICATION SERVICES — 5.9%
AT&T, Inc.	8,560	261,936
CenturyLink, Inc.	750	31,162
Verizon Communications, Inc.	3,970	153,004
		446,102
ELECTRIC UTILITIES — 1.8%
American Electric Power Co., Inc.	1,840	64,658
Exelon Corp.	710	29,280
PPL Corp.	1,690	42,757
		136,695

VP Large Company Value – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value
ENERGY EQUIPMENT & SERVICES — 1.2%
Baker Hughes, Inc.	220	$ 16,155
National Oilwell Varco, Inc.	350	27,745
Transocean Ltd.(1)	570	44,431
		88,331
FOOD & STAPLES RETAILING — 4.5%
CVS Caremark Corp.	2,130	73,102
Kroger Co. (The)	2,960	70,951
SYSCO Corp.	1,470	40,719
Walgreen Co.	940	37,731
Wal-Mart Stores, Inc.	2,200	114,510
		337,013
FOOD PRODUCTS — 1.5%
Kraft Foods, Inc., Class A	3,180	99,725
Unilever NV New York Shares	490	15,366
		115,091
HEALTH CARE EQUIPMENT & SUPPLIES — 0.7%
Medtronic, Inc.	1,410	55,484
HEALTH CARE PROVIDERS & SERVICES — 2.0%
Aetna, Inc.	1,070	40,050
HCA Holdings, Inc.(1)	911	30,855
Quest Diagnostics, Inc.	550	31,746
WellPoint, Inc.	740	51,645
		154,296
HOUSEHOLD PRODUCTS — 3.3%
Clorox Co.	270	18,919
Energizer Holdings, Inc.(1)	474	33,730
Procter & Gamble Co. (The)	3,190	196,504
		249,153
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.3%
NRG Energy, Inc.(1)	980	21,109
INDUSTRIAL CONGLOMERATES — 3.9%
General Electric Co.	12,400	248,620
Tyco International Ltd.	1,090	48,799
		297,419
INSURANCE — 7.1%
Allstate Corp. (The)	2,840	90,255
Berkshire Hathaway, Inc., Class B(1)	840	70,249
Chubb Corp. (The)	1,490	91,352
Loews Corp.	1,780	76,700
MetLife, Inc.	600	26,838
Principal Financial Group, Inc.	1,380	44,312
Torchmark Corp.	610	40,553
Travelers Cos., Inc. (The)	1,600	95,168
		535,427
IT SERVICES — 1.1%
Fiserv, Inc.(1)	440	27,597
International Business Machines Corp.	340	55,444
		83,041

VP Large Company Value – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value
MACHINERY — 1.2%
Dover Corp.	450	$ 29,583
Ingersoll-Rand plc	1,250	60,388
		89,971
MEDIA — 5.0%
CBS Corp., Class B	2,050	51,332
Comcast Corp., Class A	5,352	132,301
Time Warner Cable, Inc.	510	36,383
Time Warner, Inc.	2,470	88,179
Viacom, Inc., Class B	1,530	71,176
		379,371
METALS & MINING — 0.7%
Freeport-McMoRan Copper & Gold, Inc.	200	11,110
Nucor Corp.	920	42,338
		53,448
MULTILINE RETAIL — 1.3%
Kohl's Corp.	980	51,979
Macy's, Inc.	2,020	49,005
		100,984
MULTI-UTILITIES — 0.9%
PG&E Corp.	1,460	64,503
OIL, GAS & CONSUMABLE FUELS — 11.0%
Apache Corp.	630	82,479
Chevron Corp.	2,890	310,473
ConocoPhillips	1,850	147,741
Exxon Mobil Corp.	1,990	167,419
Occidental Petroleum Corp.	500	52,245
Total SA ADR	670	40,850
Valero Energy Corp.	1,120	33,398
		834,605
PAPER & FOREST PRODUCTS — 0.5%
International Paper Co.	1,230	37,121
PHARMACEUTICALS — 9.6%
Abbott Laboratories	1,290	63,275
Johnson & Johnson	3,970	235,223
Merck & Co., Inc.	5,550	183,205
Pfizer, Inc.	11,910	241,892
		723,595
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.4%
Applied Materials, Inc.	1,630	25,461
Intel Corp.	3,030	61,115
Marvell Technology Group Ltd.(1)	1,160	18,038
		104,614
SOFTWARE — 2.7%
Activision Blizzard, Inc.	2,810	30,826
Microsoft Corp.	5,050	128,068
Oracle Corp.	1,420	47,385
		206,279
SPECIALTY RETAIL — 0.2%
Best Buy Co., Inc.	480	13,786
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
VF Corp.	280	27,588

VP Large Company Value – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value
TOBACCO — 0.8%
Altria Group, Inc.	2,450	$ 63,774
TOTAL COMMON STOCKS
(Cost $6,111,845)		7,137,505
TEMPORARY CASH INVESTMENTS - SEGREGATED FOR FUTURES CONTRACTS — 3.5%
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 0.375%, 10/31/12, valued at $270,578), in a joint trading account at  0.06%, dated 3/31/11, due 4/1/11 (Delivery value $265,001)

(Cost $265,000)		265,000
TEMPORARY CASH INVESTMENTS — 1.3%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	59,961	59,961
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 0.375%, 10/31/12, valued at $35,737), in a joint trading account at 0.06%, dated 3/31/11, due 4/1/11 (Delivery value $35,000)		35,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $94,961)		94,961
TOTAL INVESTMENT SECURITIES — 99.2%
(Cost $6,471,806)		7,497,466
OTHER ASSETS AND LIABILITIES — 0.8%		60,855
TOTAL NET ASSETS — 100.0%		$7,558,321

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
4	S&P 500 E-Mini Futures	June 2011	$264,200	$1,124

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
31,332	EUR for USD	UBS AG	4/29/11	$44,385	$(218)
(Value on Settlement Date $44,167)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

VP Large Company Value – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

VP Large Company Value – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$7,137,505	–	–
Temporary Cash Investments	59,961	$300,000	–
Total Value of Investment Securities	$7,197,466	$300,000	–
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	–	$(218)	–
Futures Contracts	$1,124	–	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$1,124	$(218)	–

3. Federal Tax Information

As of March 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$6,643,712
Gross tax appreciation of investments	$1,052,673
Gross tax depreciation of investments	(198,919)
Net tax appreciation (depreciation) of investments	$853,754

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Mid Cap Value Fund

March 31, 2011

VP Mid Cap Value – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value
COMMON STOCKS — 98.2%
AEROSPACE & DEFENSE — 1.2%
Huntington Ingalls Industries, Inc.(1)	23,620	$ 980,230
ITT Corp.	25,430	1,527,071
		2,507,301
AIRLINES — 0.7%
Southwest Airlines Co.	116,520	1,471,648
CAPITAL MARKETS — 3.8%
Franklin Resources, Inc.	13,030	1,629,792
Northern Trust Corp.	100,516	5,101,187
State Street Corp.	22,140	994,972
		7,725,951
CHEMICALS — 0.7%
Minerals Technologies, Inc.	19,126	1,310,514
COMMERCIAL BANKS — 3.6%
BOK Financial Corp.	10,020	517,834
Comerica, Inc.	79,574	2,921,957
Commerce Bancshares, Inc.	56,102	2,268,765
Cullen/Frost Bankers, Inc.	6,850	404,287
SunTrust Banks, Inc.	41,060	1,184,170
		7,297,013
COMMERCIAL SERVICES & SUPPLIES — 4.6%
Cintas Corp.	48,320	1,462,647
Pitney Bowes, Inc.	30,380	780,462
Republic Services, Inc.	208,979	6,277,729
Waste Management, Inc.	21,495	802,623
		9,323,461
COMMUNICATIONS EQUIPMENT — 0.6%
Emulex Corp.(1)	115,570	1,233,132
CONTAINERS & PACKAGING — 1.5%
Bemis Co., Inc.	90,313	2,963,170
DISTRIBUTORS — 0.3%
Genuine Parts Co.	9,683	519,396
DIVERSIFIED — 1.3%
iShares Russell Midcap Value Index Fund	52,107	2,509,473
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.5%
Consolidated Communications Holdings, Inc.	37,070	694,321
Qwest Communications International, Inc.	330,240	2,255,539
TELUS Corp.	29,990	1,533,372
Windstream Corp.	47,010	605,019
		5,088,251
ELECTRIC UTILITIES — 4.8%
American Electric Power Co., Inc.	34,060	1,196,868
IDACORP, Inc.	9,625	366,713
Northeast Utilities	46,777	1,618,484
NV Energy, Inc.	177,110	2,637,168
Portland General Electric Co.	40,739	968,366
Westar Energy, Inc.	109,275	2,887,046
		9,674,645

VP Mid Cap Value – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value
ELECTRICAL EQUIPMENT — 2.7%
Hubbell, Inc., Class B	30,099	$ 2,137,932
Thomas & Betts Corp.(1)	54,530	3,242,899
		5,380,831
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Molex, Inc., Class A	52,180	1,079,604
FOOD & STAPLES RETAILING — 2.9%
CVS Caremark Corp.	93,460	3,207,547
SYSCO Corp.	92,230	2,554,771
		5,762,318
FOOD PRODUCTS — 5.9%
ConAgra Foods, Inc.	155,828	3,700,915
General Mills, Inc.	68,320	2,497,096
H.J. Heinz Co.	58,220	2,842,301
Kellogg Co.	53,280	2,876,054
		11,916,366
GAS UTILITIES — 0.7%
AGL Resources, Inc.	37,550	1,495,992
HEALTH CARE EQUIPMENT & SUPPLIES — 3.5%
Boston Scientific Corp.(1)	140,201	1,008,045
CareFusion Corp.(1)	65,132	1,836,722
Covidien plc	17,610	914,664
Symmetry Medical, Inc.(1)	26,758	262,228
Zimmer Holdings, Inc.(1)	50,439	3,053,073
		7,074,732
HEALTH CARE PROVIDERS & SERVICES — 3.0%
LifePoint Hospitals, Inc.(1)	66,263	2,662,447
Patterson Cos., Inc.	73,120	2,353,733
Quest Diagnostics, Inc.	8,800	507,936
Select Medical Holdings Corp.(1)	52,874	426,165
		5,950,281
HOTELS, RESTAURANTS & LEISURE — 2.1%
CEC Entertainment, Inc.	73,452	2,771,344
International Speedway Corp., Class A	30,434	906,933
Speedway Motorsports, Inc.	30,740	491,225
		4,169,502
HOUSEHOLD DURABLES — 1.5%
Stanley Black & Decker, Inc.	12,870	985,842
Whirlpool Corp.	24,500	2,091,320
		3,077,162
HOUSEHOLD PRODUCTS — 3.6%
Clorox Co.	25,350	1,776,275
Energizer Holdings, Inc.(1)	11,370	809,089
Kimberly-Clark Corp.	70,567	4,605,908
		7,191,272
INDUSTRIAL CONGLOMERATES — 2.4%
Koninklijke Philips Electronics NV(1)	110,070	3,518,382
Tyco International Ltd.	30,520	1,366,380
		4,884,762
INSURANCE — 10.8%
ACE Ltd.	36,830	2,382,901
Allstate Corp. (The)	64,210	2,040,594

VP Mid Cap Value – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value
Aon Corp.	48,360	$ 2,561,146
Chubb Corp. (The)	29,198	1,790,129
HCC Insurance Holdings, Inc.	79,076	2,475,870
Marsh & McLennan Cos., Inc.	73,332	2,186,027
Symetra Financial Corp.	69,270	942,072
Torchmark Corp.	9,980	663,470
Transatlantic Holdings, Inc.	55,213	2,687,217
Travelers Cos., Inc. (The)	43,590	2,592,733
Unum Group	57,040	1,497,300
		21,819,459
IT SERVICES — 0.8%
Automatic Data Processing, Inc.	9,960	511,048
Booz Allen Hamilton Holding Corp.(1)	55,859	1,006,020
		1,517,068
LEISURE EQUIPMENT & PRODUCTS — 0.5%
Mattel, Inc.	36,930	920,665
MACHINERY — 1.6%
Harsco Corp.	19,100	674,039
Kaydon Corp.	66,686	2,613,424
		3,287,463
METALS & MINING — 1.0%
Newmont Mining Corp.	36,551	1,994,954
MULTILINE RETAIL — 0.8%
Target Corp.	30,100	1,505,301
MULTI-UTILITIES — 3.4%
Consolidated Edison, Inc.	13,540	686,749
PG&E Corp.	89,010	3,932,461
Wisconsin Energy Corp.	15,996	487,878
Xcel Energy, Inc.	68,683	1,640,837
		6,747,925
OIL, GAS & CONSUMABLE FUELS — 8.2%
Devon Energy Corp.	11,370	1,043,425
EQT Corp.	66,263	3,306,524
Imperial Oil Ltd.	88,650	4,529,882
Murphy Oil Corp.	45,710	3,356,028
Noble Energy, Inc.	6,190	598,264
Southwestern Energy Co.(1)	22,230	955,223
Spectra Energy Partners LP	33,530	1,102,131
Ultra Petroleum Corp.(1)	7,660	377,255
Williams Partners LP	22,670	1,174,306
		16,443,038
PAPER & FOREST PRODUCTS — 0.6%
MeadWestvaco Corp.	40,510	1,228,668
REAL ESTATE INVESTMENT TRUSTS (REITs) — 4.9%
Annaly Capital Management, Inc.	85,983	1,500,403
Capstead Mortgage Corp.	55,560	710,057
Government Properties Income Trust	110,204	2,960,079
Host Hotels & Resorts, Inc.	13,541	238,457
National Health Investors, Inc.	12,110	580,311
Piedmont Office Realty Trust, Inc., Class A	140,038	2,718,138
Weyerhaeuser Co.	45,316	1,114,774
		9,822,219

VP Mid Cap Value – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.8%
Applied Materials, Inc.	173,300	$ 2,706,946
Teradyne, Inc.(1)	53,270	948,739
		3,655,685
SOFTWARE — 0.5%
Cadence Design Systems, Inc.(1)	97,460	950,235
SPECIALTY RETAIL — 4.3%
Best Buy Co., Inc.	45,420	1,304,462
Lowe's Cos., Inc.	168,940	4,465,084
Staples, Inc.	149,040	2,894,357
		8,663,903
THRIFTS & MORTGAGE FINANCE — 3.4%
Capitol Federal Financial, Inc.	68,444	771,364
Hudson City Bancorp., Inc.	355,500	3,441,240
People's United Financial, Inc.	214,667	2,700,511
		6,913,115
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Beacon Roofing Supply, Inc.(1)	42,550	870,998
WIRELESS TELECOMMUNICATION SERVICES — 0.8%
Rogers Communications, Inc., Class B	44,190	1,606,246
TOTAL COMMON STOCKS
(Cost $166,458,118)		197,553,719
TEMPORARY CASH INVESTMENTS — 0.7%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	92,998	92,998
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 0.375%, 10/31/12, valued at $1,327,364), in a joint trading account at 0.06%, dated 3/31/11, due 4/1/11 (Delivery value $1,300,002)		1,300,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,392,998)		1,392,998
TOTAL INVESTMENT SECURITIES — 98.9%
(Cost $167,851,116)		198,946,717
OTHER ASSETS AND LIABILITIES — 1.1%		2,287,901
TOTAL NET ASSETS — 100.0%		$201,234,618

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
6,053,382	CAD for USD	Bank of America	4/29/11	$6,240,600	$(35,472)
2,000,632	EUR for USD	UBS AG	4/29/11	2,834,129	(12,954)
				$9,074,729	$(48,426)
(Value on Settlement Date $9,026,303)

Notes to Schedule of Investments
CAD	-	Canadian Dollar
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

VP Mid Cap Value – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

VP Mid Cap Value – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$181,701,892	–	–
Foreign Common Stocks	4,663,945	$11,187,882	–
Temporary Cash Investments	92,998	1,300,000	–
Total Value of Investment Securities	$186,458,835	$12,487,882	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Contracts	–	$(48,426)	–

3. Federal Tax Information

As of March 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$174,689,516
Gross tax appreciation of investments	$26,298,610
Gross tax depreciation of investments	(2,041,409)
Net tax appreciation (depreciation) of investments	$24,257,201

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Ultra® Fund

March 31, 2011

VP Ultra – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value

COMMON STOCKS — 100.0%
AEROSPACE & DEFENSE — 1.8%
General Dynamics Corp.	59,490	$ 4,554,554
AUTO COMPONENTS — 0.3%
Gentex Corp.	26,560	803,440
BEVERAGES — 0.3%
Coca-Cola Co. (The)	11,820	784,257
BIOTECHNOLOGY — 3.9%
Alexion Pharmaceuticals, Inc.(1)	13,020	1,284,814
Celgene Corp.(1)	46,520	2,676,295
Gilead Sciences, Inc.(1)	136,080	5,775,235
		9,736,344
CAPITAL MARKETS — 0.8%
Charles Schwab Corp. (The)	113,280	2,042,438
CHEMICALS — 4.1%
Monsanto Co.	56,780	4,102,923
Nalco Holding Co.	78,050	2,131,545
Potash Corp. of Saskatchewan, Inc.	52,390	3,087,343
RPM International, Inc.	42,470	1,007,813
		10,329,624
COMMUNICATIONS EQUIPMENT — 3.2%
Cisco Systems, Inc.	154,900	2,656,535
QUALCOMM, Inc.	97,890	5,367,309
		8,023,844
COMPUTERS & PERIPHERALS — 8.0%
Apple, Inc.(1)	46,400	16,168,080
EMC Corp.(1)	148,480	3,942,144
		20,110,224
CONSUMER FINANCE — 0.9%
American Express Co.	51,690	2,336,388
DIVERSIFIED FINANCIAL SERVICES — 2.3%
CME Group, Inc.	10,420	3,142,151
JPMorgan Chase & Co.	57,620	2,656,282
		5,798,433
ELECTRICAL EQUIPMENT — 5.6%
ABB Ltd.(1)	67,850	1,629,582
ABB Ltd. ADR(1)	92,340	2,233,705
Cooper Industries plc	50,870	3,301,463
Emerson Electric Co.	85,810	5,013,878
Polypore International, Inc.(1)	33,214	1,912,462
		14,091,090
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Dolby Laboratories, Inc., Class A(1)	31,440	1,547,162
ENERGY EQUIPMENT & SERVICES — 4.0%
Cameron International Corp.(1)	41,670	2,379,357
Core Laboratories NV	8,310	849,033
Schlumberger Ltd.	73,840	6,886,318
		10,114,708
FOOD & STAPLES RETAILING — 2.5%
Costco Wholesale Corp.	62,280	4,566,370

VP Ultra – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value
Wal-Mart Stores, Inc.	31,340	$ 1,631,247
		6,197,617
FOOD PRODUCTS — 2.5%
Hershey Co. (The)	38,410	2,087,584
Mead Johnson Nutrition Co.	24,370	1,411,754
Nestle SA	46,640	2,673,485
		6,172,823
HEALTH CARE EQUIPMENT & SUPPLIES — 2.3%
HeartWare International, Inc.(1)	4,748	406,097
Intuitive Surgical, Inc.(1)	10,630	3,544,680
Varian Medical Systems, Inc.(1)	26,110	1,766,080
		5,716,857
HEALTH CARE PROVIDERS & SERVICES — 3.7%
Express Scripts, Inc.(1)	102,080	5,676,669
Medco Health Solutions, Inc.(1)	7,960	447,033
UnitedHealth Group, Inc.	69,660	3,148,632
		9,272,334
HOTELS, RESTAURANTS & LEISURE — 3.4%
Chipotle Mexican Grill, Inc.(1)	7,070	1,925,656
Marriott International, Inc., Class A	52,820	1,879,336
McDonald's Corp.	63,790	4,853,781
		8,658,773
INSURANCE — 1.4%
MetLife, Inc.	79,820	3,570,349
INTERNET & CATALOG RETAIL — 3.8%
Amazon.com, Inc.(1)	34,150	6,151,440
Netflix, Inc.(1)	14,270	3,386,699
		9,538,139
INTERNET SOFTWARE & SERVICES — 6.1%
Baidu, Inc. ADR(1)	22,020	3,034,576
Google, Inc., Class A(1)	18,120	10,622,125
Tencent Holdings Ltd.	70,900	1,727,257
		15,383,958
IT SERVICES — 1.7%
MasterCard, Inc., Class A	11,630	2,927,504
Teradata Corp.(1)	24,310	1,232,517
		4,160,021
LEISURE EQUIPMENT & PRODUCTS — 1.2%
Hasbro, Inc.	64,470	3,019,775
MACHINERY — 6.2%
Cummins, Inc.	22,200	2,433,564
Donaldson Co., Inc.	19,820	1,214,768
Joy Global, Inc.	48,410	4,783,392
Parker-Hannifin Corp.	41,030	3,884,720
WABCO Holdings, Inc.(1)	34,540	2,129,046
Wabtec Corp.	17,040	1,155,823
		15,601,313
METALS & MINING — 2.1%
BHP Billiton Ltd. ADR	19,820	1,900,342
Freeport-McMoRan Copper & Gold, Inc.	63,290	3,515,759
		5,416,101

VP Ultra – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value
MULTILINE RETAIL — 0.9%
Kohl's Corp.	44,740	$ 2,373,010
OIL, GAS & CONSUMABLE FUELS — 6.8%
EOG Resources, Inc.	23,220	2,751,802
Exxon Mobil Corp.	79,590	6,695,907
Newfield Exploration Co.(1)	32,380	2,461,204
Occidental Petroleum Corp.	40,880	4,271,551
Southwestern Energy Co.(1)	24,350	1,046,319
		17,226,783
PHARMACEUTICALS — 1.6%
Teva Pharmaceutical Industries Ltd. ADR	80,130	4,020,122
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.6%
Altera Corp.	73,360	3,229,307
Linear Technology Corp.	96,110	3,232,179
Microchip Technology, Inc.	66,430	2,525,005
		8,986,491
SOFTWARE — 7.8%
Adobe Systems, Inc.(1)	75,480	2,502,917
Electronic Arts, Inc.(1)	162,240	3,168,547
Microsoft Corp.	225,560	5,720,201
NetSuite, Inc.(1)	19,320	561,826
Oracle Corp.	156,560	5,224,407
salesforce.com, inc.(1)	4,060	542,335
VMware, Inc., Class A(1)	22,780	1,857,481
		19,577,714
SPECIALTY RETAIL — 3.3%
O'Reilly Automotive, Inc.(1)	27,120	1,558,315
Tiffany & Co.	56,310	3,459,686
TJX Cos., Inc. (The)	66,960	3,329,921
		8,347,922
TEXTILES, APPAREL & LUXURY GOODS — 1.2%
NIKE, Inc., Class B	38,890	2,943,973
TOBACCO — 2.1%
Philip Morris International, Inc.	79,400	5,211,022
TOTAL COMMON STOCKS
(Cost $154,197,628)		251,667,603
TEMPORARY CASH INVESTMENTS — 0.4%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	75,651	75,651
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 0.375%, 10/31/12, valued at $1,021,049), in a joint trading account at 0.06%, dated 3/31/11, due 4/1/11 (Delivery value $1,000,002)		1,000,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,075,651)		1,075,651
TOTAL INVESTMENT SECURITIES — 100.4%
(Cost $155,273,279)		252,743,254
OTHER ASSETS AND LIABILITIES — (0.4)%		(1,096,399)
TOTAL NET ASSETS — 100.0%		$251,646,855

VP Ultra – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
3,180,007	CHF for USD	UBS AG	4/29/11	$3,462,488	$4,892

(Value on Settlement Date $3,467,380)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
USD	-	United States Dollar

(1)	Non-income producing.

VP Ultra – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

VP Ultra – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$230,512,158	–	–
Foreign Common Stocks	15,125,121	$6,030,324	–
Temporary Cash Investments	75,651	1,000,000	–
Total Value of Investment Securities	$245,712,930	$7,030,324	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	–	$4,892	–

3. Federal Tax Information

As of March 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$161,578,619
Gross tax appreciation of investments	$91,388,846
Gross tax depreciation of investments	(224,211)
Net tax appreciation (depreciation) of investments	$91,164,635

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Value Fund

March 31, 2011

VP Value – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value
COMMON STOCKS — 97.4%
AEROSPACE & DEFENSE — 0.5%
Huntington Ingalls Industries, Inc.(1)	9,479	$ 393,392
Northrop Grumman Corp.	56,876	3,566,694
		3,960,086
AIR FREIGHT & LOGISTICS — 0.2%
United Parcel Service, Inc., Class B	27,127	2,016,079
AIRLINES — 0.3%
Southwest Airlines Co.	164,699	2,080,148
AUTOMOBILES — 1.7%
General Motors Co.(1)	119,566	3,710,133
Honda Motor Co. Ltd.	86,200	3,238,459
Toyota Motor Corp.	180,200	7,257,393
		14,205,985
BEVERAGES — 1.0%
PepsiCo, Inc.	125,815	8,103,744
CAPITAL MARKETS — 5.3%
Charles Schwab Corp. (The)	64,110	1,155,903
Franklin Resources, Inc.	19,314	2,415,795
Goldman Sachs Group, Inc. (The)	60,230	9,544,648
Morgan Stanley	127,050	3,471,006
Northern Trust Corp.	388,492	19,715,969
State Street Corp.	152,769	6,865,439
		43,168,760
COMMERCIAL BANKS — 5.0%
Comerica, Inc.	222,101	8,155,549
Commerce Bancshares, Inc.	113,303	4,581,973
PNC Financial Services Group, Inc.	60,055	3,782,864
U.S. Bancorp.	620,889	16,410,096
Wells Fargo & Co.	264,088	8,371,590
		41,302,072
COMMERCIAL SERVICES & SUPPLIES — 3.3%
Avery Dennison Corp.	51,857	2,175,920
Cintas Corp.	118,673	3,592,232
Republic Services, Inc.	558,132	16,766,285
Waste Management, Inc.	121,373	4,532,068
		27,066,505
COMMUNICATIONS EQUIPMENT — 0.7%
Cisco Systems, Inc.	232,301	3,983,962
Nokia Oyj ADR	240,106	2,043,302
		6,027,264
COMPUTERS & PERIPHERALS — 1.5%
Diebold, Inc.	67,804	2,404,330
Hewlett-Packard Co.	179,818	7,367,143
QLogic Corp.(1)	120,132	2,228,449
		11,999,922
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	9,010	807,927
CONTAINERS & PACKAGING — 0.6%
Bemis Co., Inc.	145,998	4,790,194

VP Value – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 5.2%
Bank of America Corp.	896,865	$ 11,955,210
JPMorgan Chase & Co.	651,299	30,024,884
McGraw-Hill Cos., Inc. (The)	18,055	711,367
		42,691,461
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.8%
AT&T, Inc.	736,127	22,525,486
Qwest Communications International, Inc.	226,117	1,544,379
TELUS Corp.	88,342	4,516,878
Verizon Communications, Inc.	75,143	2,896,011
		31,482,754
ELECTRIC UTILITIES — 2.9%
American Electric Power Co., Inc.	252,832	8,884,516
IDACORP, Inc.	10,769	410,299
NV Energy, Inc.	124,141	1,848,460
Westar Energy, Inc.	469,894	12,414,599
		23,557,874
ELECTRICAL EQUIPMENT — 1.2%
Emerson Electric Co.	20,044	1,171,171
Hubbell, Inc., Class B	73,741	5,237,823
Thomas & Betts Corp.(1)	57,165	3,399,603
		9,808,597
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Molex, Inc.	117,939	2,962,628
ENERGY EQUIPMENT & SERVICES — 0.1%
Baker Hughes, Inc.	10,861	797,523
FOOD & STAPLES RETAILING — 2.7%
CVS Caremark Corp.	329,752	11,317,089
Wal-Mart Stores, Inc.	213,179	11,095,967
		22,413,056
FOOD PRODUCTS — 4.9%
ConAgra Foods, Inc.	401,288	9,530,590
General Mills, Inc.	99,428	3,634,093
H.J. Heinz Co.	47,369	2,312,555
Kellogg Co.	76,878	4,149,874
Kraft Foods, Inc., Class A	554,252	17,381,343
Unilever NV CVA	98,521	3,089,180
		40,097,635
HEALTH CARE EQUIPMENT & SUPPLIES — 3.1%
Boston Scientific Corp.(1)	882,257	6,343,428
CareFusion Corp.(1)	167,349	4,719,242
Medtronic, Inc.	115,770	4,555,549
Zimmer Holdings, Inc.(1)	163,035	9,868,509
		25,486,728
HEALTH CARE PROVIDERS & SERVICES — 2.7%
Aetna, Inc.	137,585	5,149,806
CIGNA Corp.	80,432	3,561,529
LifePoint Hospitals, Inc.(1)	73,232	2,942,462
Quest Diagnostics, Inc.	36,981	2,134,543
UnitedHealth Group, Inc.	178,264	8,057,533
		21,845,873

VP Value – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value
HOTELS, RESTAURANTS & LEISURE — 1.7%
International Game Technology	207,344	$ 3,365,193
International Speedway Corp., Class A	213,190	6,353,062
Speedway Motorsports, Inc.	242,686	3,878,123
		13,596,378
HOUSEHOLD DURABLES — 0.9%
Toll Brothers, Inc.(1)	103,585	2,047,875
Whirlpool Corp.	63,641	5,432,396
		7,480,271
HOUSEHOLD PRODUCTS — 4.4%
Clorox Co.	34,631	2,426,594
Kimberly-Clark Corp.	186,374	12,164,631
Procter & Gamble Co. (The)	352,788	21,731,741
		36,322,966
INDUSTRIAL CONGLOMERATES — 4.0%
General Electric Co.	1,066,781	21,388,959
Koninklijke Philips Electronics NV(1)	259,358	8,290,364
Tyco International Ltd.	75,011	3,358,243
		33,037,566
INSURANCE — 8.3%
ACE Ltd.	98,408	6,366,998
Allstate Corp. (The)	241,632	7,679,065
Aon Corp.	66,466	3,520,039
Berkshire Hathaway, Inc., Class A(1)	95	11,903,500
Chubb Corp. (The)	40,225	2,466,195
HCC Insurance Holdings, Inc.	208,046	6,513,920
Marsh & McLennan Cos., Inc.	391,164	11,660,599
MetLife, Inc.	62,723	2,805,600
Prudential Financial, Inc.	19,980	1,230,368
Transatlantic Holdings, Inc.	137,688	6,701,275
Travelers Cos., Inc. (The)	120,886	7,190,299
		68,037,858
INTERNET & CATALOG RETAIL — 0.4%
Expedia, Inc.	144,350	3,270,971
IT SERVICES — 0.3%
Automatic Data Processing, Inc.	40,884	2,097,758
METALS & MINING — 0.6%
Barrick Gold Corp.	49,352	2,561,862
Newmont Mining Corp.	46,449	2,535,187
		5,097,049
MULTILINE RETAIL — 0.9%
Target Corp.	142,705	7,136,677
MULTI-UTILITIES — 2.1%
PG&E Corp.	220,422	9,738,244
Xcel Energy, Inc.	301,618	7,205,654
		16,943,898
OIL, GAS & CONSUMABLE FUELS — 11.2%
BP plc	301,882	2,198,627
BP plc ADR	18,984	837,954
Chevron Corp.	212,473	22,825,974
ConocoPhillips	50,125	4,002,982
Devon Energy Corp.	19,980	1,833,565

VP Value – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value
EQT Corp.	208,434	$ 10,400,857
Exxon Mobil Corp.	168,188	14,149,656
Imperial Oil Ltd.	125,478	6,411,738
Murphy Oil Corp.	53,630	3,937,515
Total SA	388,964	23,678,505
Valero Energy Corp.	34,427	1,026,613
		91,303,986
PAPER & FOREST PRODUCTS — 0.1%
MeadWestvaco Corp.	40,694	1,234,249
PHARMACEUTICALS — 9.3%
Bristol-Myers Squibb Co.	265,331	7,012,698
Eli Lilly & Co.	155,187	5,457,927
Johnson & Johnson	435,506	25,803,731
Merck & Co., Inc.	451,064	14,889,623
Pfizer, Inc.	1,141,175	23,177,264
		76,341,243
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.9%
Annaly Capital Management, Inc.	178,107	3,107,967
Host Hotels & Resorts, Inc.	66,197	1,165,729
Weyerhaeuser Co.	132,380	3,256,548
		7,530,244
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.5%
Applied Materials, Inc.	334,702	5,228,045
Intel Corp.	353,214	7,124,327
		12,352,372
SPECIALTY RETAIL — 2.2%
Lowe's Cos., Inc.	441,685	11,673,735
Staples, Inc.	318,615	6,187,503
		17,861,238
THRIFTS & MORTGAGE FINANCE — 1.0%
Hudson City Bancorp., Inc.	850,823	8,235,967
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Rogers Communications, Inc., Class B	83,290	3,027,478
TOTAL COMMON STOCKS
(Cost $705,252,380)		797,580,984
TEMPORARY CASH INVESTMENTS — 2.0%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	85,856	85,856
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 0.375%, 10/31/12, valued at $16,745,210), in a joint trading account at 0.06%, dated 3/31/11, due 4/1/11 (Delivery value $16,400,027)		16,400,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $16,485,856)		16,485,856
TOTAL INVESTMENT SECURITIES — 99.4%
(Cost $721,738,236)		814,066,840
OTHER ASSETS AND LIABILITIES — 0.6%		4,570,196
TOTAL NET ASSETS — 100.0%		$818,637,036

VP Value – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
10,057,981	CAD for USD	Bank of America	4/29/11	$10,369,053	$(58,938)
14,957,668	EUR for USD	UBS AG	4/29/11	21,189,282	(101,363)
1,454,859	GBP for USD	Bank of America	4/28/11	2,333,302	(4,764)
695,897,600	JPY for USD	Bank of America	4/28/11	8,367,291	148,421
				$42,258,928	$(16,644)
(Value on Settlement Date $42,242,284)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CVA	-	Certificaten Van Aandelen
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

VP Value – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

VP Value – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$720,704,003	–	–
Foreign Common Stocks	15,168,359	$61,708,622	–
Temporary Cash Investments	85,856	16,400,000	–
Total Value of Investment Securities	$735,958,218	$78,108,622	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	–	$(16,644)	–

3. Federal Tax Information

As of March 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$754,591,352
Gross tax appreciation of investments	$85,062,948
Gross tax depreciation of investments	(25,587,460)
Net tax appreciation (depreciation) of investments	$59,475,488

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Vista SM Fund

March 31, 2011

VP Vista – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value
COMMON STOCKS — 97.8%
AEROSPACE & DEFENSE — 3.9%
BE Aerospace, Inc.(1)	21,466	$ 762,687
Textron, Inc.	7,058	193,319
TransDigm Group, Inc.(1)	7,092	594,522
		1,550,528
AIR FREIGHT & LOGISTICS — 0.8%
C.H. Robinson Worldwide, Inc.	4,250	315,052
AIRLINES — 0.5%
Alaska Air Group, Inc.(1)	3,133	198,695
AUTO COMPONENTS — 1.4%
BorgWarner, Inc.(1)	6,868	547,311
AUTOMOBILES — 0.5%
Harley-Davidson, Inc.	4,734	201,148
BIOTECHNOLOGY — 2.7%
Alexion Pharmaceuticals, Inc.(1)	6,025	594,547
United Therapeutics Corp.(1)	2,944	197,307
Vertex Pharmaceuticals, Inc.(1)	6,027	288,874
		1,080,728
CAPITAL MARKETS — 2.8%
Affiliated Managers Group, Inc.(1)	2,255	246,629
KKR & Co. LP	12,349	202,647
Lazard LP, Class A	9,227	383,659
Raymond James Financial, Inc.	6,661	254,717
		1,087,652
CHEMICALS — 2.9%
Albemarle Corp.	8,607	514,441
CF Industries Holdings, Inc.	3,151	431,025
International Flavors & Fragrances, Inc.	3,460	215,558
		1,161,024
COMMERCIAL SERVICES & SUPPLIES — 1.1%
Stericycle, Inc.(1)	4,889	433,508
COMMUNICATIONS EQUIPMENT — 1.3%
Aruba Networks, Inc.(1)	6,145	207,947
F5 Networks, Inc.(1)	2,891	296,530
		504,477
CONSTRUCTION & ENGINEERING — 1.1%
Foster Wheeler AG(1)	5,388	202,697
KBR, Inc.	6,008	226,922
		429,619
CONSUMER FINANCE — 1.0%
Discover Financial Services	16,629	401,091
CONTAINERS & PACKAGING — 1.0%
Crown Holdings, Inc.(1)	9,846	379,859
ELECTRICAL EQUIPMENT — 2.8%
Cooper Industries plc	6,350	412,115
Polypore International, Inc.(1)	3,494	201,185
Rockwell Automation, Inc.	5,214	493,505
		1,106,805

VP Vista – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.4%
Jabil Circuit, Inc.	11,568	$ 236,334
Trimble Navigation Ltd.(1)	6,541	330,582
		566,916
ENERGY EQUIPMENT & SERVICES — 5.2%
Atwood Oceanics, Inc.(1)	4,837	224,582
Core Laboratories NV	2,083	212,820
Dril-Quip, Inc.(1)	2,582	204,055
FMC Technologies, Inc.(1)	4,114	388,691
McDermott International, Inc.(1)	12,618	320,371
National Oilwell Varco, Inc.	8,796	697,259
		2,047,778
FOOD & STAPLES RETAILING — 2.6%
Whole Foods Market, Inc.	15,785	1,040,231
FOOD PRODUCTS — 1.2%
J.M. Smucker Co. (The)	2,703	192,967
Mead Johnson Nutrition Co.	4,923	285,189
		478,156
HEALTH CARE EQUIPMENT & SUPPLIES — 3.2%
C.R. Bard, Inc.	4,252	422,266
Hologic, Inc.(1)	8,850	196,470
Mettler-Toledo International, Inc.(1)	1,784	306,848
Varian Medical Systems, Inc.(1)	4,872	329,542
		1,255,126
HEALTH CARE PROVIDERS & SERVICES — 1.2%
Express Scripts, Inc.(1)	8,280	460,451
HEALTH CARE TECHNOLOGY — 1.9%
SXC Health Solutions Corp.(1)	13,892	761,282
HOTELS, RESTAURANTS & LEISURE — 4.5%
Chipotle Mexican Grill, Inc.(1)	1,576	429,255
Panera Bread Co., Class A(1)	2,737	347,599
Royal Caribbean Cruises Ltd.(1)	14,391	593,773
Starwood Hotels & Resorts Worldwide, Inc.	6,903	401,202
		1,771,829
HOUSEHOLD PRODUCTS — 1.0%
Church & Dwight Co., Inc.	4,992	396,065
INTERNET & CATALOG RETAIL — 4.4%
Netflix, Inc.(1)	4,045	960,000
priceline.com, Inc.(1)	1,525	772,321
		1,732,321
INTERNET SOFTWARE & SERVICES — 3.8%
Baidu, Inc. ADR(1)	2,823	389,038
MercadoLibre, Inc.	2,462	200,973
SAVVIS, Inc.(1)	5,474	203,031
VeriSign, Inc.	12,635	457,513
WebMD Health Corp.(1)	4,388	234,407
		1,484,962
IT SERVICES — 2.0%
Cognizant Technology Solutions Corp., Class A(1)	7,153	582,254
VeriFone Systems, Inc.(1)	3,495	192,050
		774,304

VP Vista – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value

LIFE SCIENCES TOOLS & SERVICES — 1.9%
Illumina, Inc.(1)	6,381	$ 447,117
Waters Corp.(1)	3,667	318,662
		765,779
MACHINERY — 6.7%
AGCO Corp.(1)	9,210	506,274
Cummins, Inc.	4,646	509,295
Harsco Corp.	4,992	176,168
Joy Global, Inc.	4,390	433,776
Meritor, Inc.(1)	474	8,044
Terex Corp.(1)	7,178	265,873
Timken Co.	4,045	211,553
Titan International, Inc.	2,202	58,595
Trinity Industries, Inc.	4,491	164,685
WABCO Holdings, Inc.(1)	4,699	289,646
		2,623,909
MEDIA — 1.8%
CBS Corp., Class B	15,321	383,638
Imax Corp.(1)	10,242	327,539
		711,177
METALS & MINING — 2.2%
Cliffs Natural Resources, Inc.	5,302	521,080
Walter Energy, Inc.	2,479	335,731
		856,811
MULTILINE RETAIL — 0.9%
Dollar Tree, Inc.(1)	6,576	365,099
OIL, GAS & CONSUMABLE FUELS — 4.1%
Brigham Exploration Co.(1)	8,314	309,115
Concho Resources, Inc.(1)	5,473	587,253
Pioneer Natural Resources Co.	2,306	235,027
SandRidge Energy, Inc.(1)	14,578	186,598
Whiting Petroleum Corp.(1)	4,304	316,129
		1,634,122
PHARMACEUTICALS — 0.6%
Shire plc	7,609	221,057
PROFESSIONAL SERVICES — 0.5%
Manpower, Inc.	2,909	182,918
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.2%
CB Richard Ellis Group, Inc., Class A(1)	17,672	471,842
Jones Lang LaSalle, Inc.	3,908	389,784
		861,626
ROAD & RAIL — 1.0%
Kansas City Southern(1)	7,230	393,673
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.8%
Altera Corp.	6,214	273,540
ARM Holdings plc	51,051	470,902
Atmel Corp.(1)	14,609	199,121
Cavium Networks, Inc.(1)	8,607	386,713
Cypress Semiconductor Corp.(1)	9,709	188,160
Skyworks Solutions, Inc.(1)	14,563	472,133
TriQuint Semiconductor, Inc.(1)	13,530	174,672

VP Vista – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value
Veeco Instruments, Inc.(1)	2,418	$ 122,931
		2,288,172
SOFTWARE — 4.7%
Ariba, Inc.(1)	6,266	213,921
Check Point Software Technologies Ltd.(1)	4,045	206,497
Citrix Systems, Inc.(1)	6,765	496,957
Intuit, Inc.(1)	3,856	204,754
Rovi Corp.(1)	3,415	183,215
salesforce.com, inc.(1)	4,114	549,548
		1,854,892
SPECIALTY RETAIL — 3.5%
O'Reilly Automotive, Inc.(1)	6,903	396,646
PetSmart, Inc.	12,360	506,142
Williams-Sonoma, Inc.	12,205	494,303
		1,397,091
TEXTILES, APPAREL & LUXURY GOODS — 1.9%
Fossil, Inc.(1)	4,956	464,129
Lululemon Athletica, Inc.(1)	3,269	291,105
		755,234
TRADING COMPANIES & DISTRIBUTORS — 1.5%
Fastenal Co.	6,074	393,777
WESCO International, Inc.(1)	3,391	211,938
		605,715
WIRELESS TELECOMMUNICATION SERVICES — 2.3%
NII Holdings, Inc.(1)	4,839	201,641
SBA Communications Corp., Class A(1)	17,539	695,948
		897,589
TOTAL COMMON STOCKS
(Cost $27,730,387)		38,581,782
TEMPORARY CASH INVESTMENTS — 1.6%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	42,814	42,814
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 0.375%, 10/31/12, valued at $612,630), in a joint trading account at 0.06%, dated 3/31/11, due 4/1/11 (Delivery value $600,001)		600,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $642,814)		642,814
TOTAL INVESTMENT SECURITIES — 99.4%
(Cost $28,373,201)		39,224,596
OTHER ASSETS AND LIABILITIES — 0.6%		223,123
TOTAL NET ASSETS — 100.0%		$39,447,719

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
276,719	GBP for USD	Bank of America	4/28/11	$443,802	$(822)
(Value on Settlement Date $442,980)

VP Vista – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

VP Vista – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

VP Vista – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$34,914,213	–	–
Foreign Common Stocks	2,975,610	$691,959	–
Temporary Cash Investments	42,814	600,000	–
Total Value of Investment Securities	$37,932,637	$1,291,959	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	–	$(822)	–

3. Federal Tax Information

As of March 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$28,426,935
Gross tax appreciation of investments	$10,848,110
Gross tax depreciation of investments	(50,449)
Net tax appreciation (depreciation) of investments	$10,797,661

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Variable Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	May 27, 2011

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	May 27, 2011